                                             2001 SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]

MAS Funds
  MARCH 31, 2001

  Equity Portfolios

  Equity Portfolio
  Mid Cap Growth Portfolio
  Mid Cap Growth II Portfolio
  Mid Cap Value Portfolio
  Small Cap Growth Portfolio
  Small Cap Value Portfolio
  Strategic Small Value Portfolio
  Value Portfolio

MAS Funds is pleased to present the Semi-Annual
Report for the Portfolios as of March 31, 2001.
Please call your client service representative at 800-354-8185 with any questions regarding this report.

Table of Contents

MAS OVERVIEW AND STATEMENT OF
NET ASSETS
------------------------------------------

Equity Portfolio                                                               2
------------------------------------------

Mid Cap Growth Portfolio                                                       5
------------------------------------------

Mid Cap Growth II Portfolio                                                    8
------------------------------------------

Mid Cap Value Portfolio                                                       11
------------------------------------------

Small Cap Growth Portfolio                                                    15
------------------------------------------

Small Cap Value Portfolio                                                     18
------------------------------------------
Strategic Small Value
Portfolio                                                                     22
------------------------------------------

Value Portfolio                                                               25
------------------------------------------

STATEMENTS OF OPERATIONS                                                      28
------------------------------------------

STATEMENTS OF CHANGES
IN NET ASSETS                                                                 30
------------------------------------------

FINANCIAL HIGHLIGHTS                                                          33
------------------------------------------

NOTES TO FINANCIAL
STATEMENTS                                                                    43
------------------------------------------

This semi-annual report contains certain investment return information. Past performance is not indicative of future results and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

EQUITY PORTFOLIO

The Equity Portfolio is Miller Anderson & Sherrerd's core-strategy stock fund. The Portfolio is heavily oriented toward large-capitalization stocks, with strategic commitments to both value and growth equities. In constructing the Portfolio, the MAS equity team applies a value-oriented discipline to three key equity decisions: stock selection, sector allocation, and portfolio risk control. MAS's goals for core equity investing are to provide capital appreciation with income through broad market exposure, and to achieve above-average, consistent returns compared to other managers and the broad market averages over long periods of time.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                    MAS EQUITY
                                   ---------------------------------------------

                                                                                     Institutional [ ]  Adviser P   S&P 500 Index
                                                           ----------------------------------------------------------------------
                                                           Six Months                        (20.18)%     (20.34)%       (18.75)%
                                                           ----------------------------------------------------------------------

                                                           One Year                          (24.44)%     (24.66)%       (21.68)%
                                                           ----------------------------------------------------------------------

                                                           Five Years                          11.92%       11.72%         14.17%
                                                           ----------------------------------------------------------------------

                                                           Ten Years                           13.10%       13.00%         14.42%
                                                           ----------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   P Represents an investment in the Adviser
                                   Class which commenced operations 1/16/98.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   * Total returns are compared to the S&P 500
                                   Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Equity Portfolio

                                                           VALUE
                                             SHARES       (000)+
----------------------------------------------------------------
COMMON STOCKS (95.8%)
----------------------------------------------------------------
BANKS (10.1%)
Bank of America Corp.                        209,100    $ 11,448
First Union Corp. (N.C.)                     198,400       6,547
FleetBoston Financial Corp.                  202,300       7,637
JP Morgan Chase & Co.                        196,800       8,836
PNC Bank Corp.                               15,200        1,030
US Bancorp                                   259,000       6,009
Washington Mutual, Inc., Series A            97,000        5,311
Wells Fargo Co.                              165,300       8,177
----------------------------------------------------------------
Group Total                                               54,995
================================================================
BASIC RESOURCES (3.6%)
Air Products & Chemicals, Inc.               109,600       4,209
Alcoa, Inc.                                  169,800       6,104
PPG Industries, Inc.                         96,400        4,443
Rohm & Haas Co.                              154,800       4,769
----------------------------------------------------------------
Group Total                                               19,525
================================================================
BEVERAGE & PERSONAL PRODUCTS (5.1%)
Anheuser-Busch Cos., Inc.                    137,300       6,306
Avon Products, Inc.                          124,600       4,983
Coca-Cola Co.                                87,200        3,938
Kimberly-Clark Corp.                         54,900        3,724
PepsiCo, Inc.                                156,200       6,865
Procter & Gamble Co.                         26,000        1,627
----------------------------------------------------------------
Group Total                                               27,443
================================================================
CONSUMER DURABLES (2.3%)
Delphi Automotive Systems Corp.              109,700       1,554
Ford Motor Co.                               149,721       4,210
*General Motors Corp., Class H               249,000       4,856
Masco Corp.                                  64,900        1,567
----------------------------------------------------------------
Group Total                                               12,187
================================================================
CONSUMER SERVICES (4.3%)
*AOL Time Warner, Inc.                       345,953      13,890
*AT&T Corp. -- Liberty Media Group, Class A  178,500       2,499
Carnival Corp., Class A                      118,600       3,282
*Charter Communications, Inc.                124,000       2,805
*Clear Channel Communications, Inc.          14,900          811
----------------------------------------------------------------
Group Total                                               23,287
================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (4.8%)
Capital One Financial Corp.                  20,700        1,149
Citigroup, Inc.                              148,100       6,661
Federal Home Loan Mortgage Corp.             103,500       6,710
Federal National Mortgage Association        43,700        3,478
Goldman Sachs Group, Inc.                    28,400        2,417
Lehman Brothers Holdings, Inc.               34,700        2,176
Merrill Lynch & Co., Inc.                    64,400        3,568
----------------------------------------------------------------
Group Total                                               26,159
================================================================
ENERGY (7.4%)
Baker Hughes, Inc.                           201,100       7,302
BP Amoco ADR                                 154,400       7,661
Burlington Resources, Inc.                   37,000        1,656

                                                           VALUE
                                             SHARES       (000)+
----------------------------------------------------------------
Chevron Corp.                                19,100     $  1,677
Conoco, Inc.                                 36,700        1,037
ENSCO International, Inc.                    20,400          714
Exxon Mobil Corp.                            28,700        2,325
*Global Marine, Inc.                         133,800       3,425
Royal Dutch Petroleum Co., NY Shares         25,600        1,419
Texaco, Inc.                                 118,208       7,849
Tidewater, Inc.                              55,200        2,495
Transocean Sedco Forex, Inc.                 55,950        2,426
----------------------------------------------------------------
Group Total                                               39,986
================================================================
FOOD, TOBACCO & OTHER (2.2%)
General Mills, Inc.                          57,900        2,490
Philip Morris Cos., Inc.                     133,400       6,330
Unilever NV -- W/I                           62,800        3,306
----------------------------------------------------------------
Group Total                                               12,126
================================================================
HEALTH CARE (15.3%)
Abbott Laboratories                          132,200       6,239
American Home Products Corp.                 121,300       7,126
Baxter International, Inc.                   11,400        1,073
Bristol-Myers Squibb Co.                     93,000        5,524
CIGNA Corp.                                  20,800        2,233
Eli Lilly & Co.                              41,100        3,151
HCA -- The Healthcare Company                126,200       5,082
*Health Net, Inc.                            60,000        1,237
*HEALTHSOUTH Corp.                           281,500       3,629
Johnson & Johnson                            55,700        4,872
Merck & Co., Inc.                            60,400        4,584
Pfizer, Inc.                                 416,375      17,051
Pharmacia Corp.                              129,000       6,498
Schering Plough Corp.                        151,700       5,542
*Sepracor, Inc.                              79,600        2,547
*Tenet Healthcare Corp.                      31,600        1,390
*Waters Corp.                                91,700        4,259
*Wellpoint Health Networks, Inc.             14,200        1,353
----------------------------------------------------------------
Group Total                                               83,390
================================================================
HEAVY INDUSTRY/TRANSPORTATION (8.4%)
Boeing Co.                                   46,500        2,590
Caterpillar, Inc.                            62,000        2,752
*Continental Airlines, Class B               52,400        2,169
General Electric Co.                         458,900      19,210
Honeywell International, Inc.                41,487        1,693
Northrop Grumman Corp.                       15,300        1,331
Parker-Hannifin Corp.                        52,400        2,081
Tyco International Ltd.                      189,700       8,201
United Technologies Corp.                    74,900        5,490
----------------------------------------------------------------
Group Total                                               45,517
================================================================
INSURANCE (4.3%)
Ace Ltd.                                     113,000       4,154
American International Group, Inc.           121,050       9,745
Chubb Corp.                                  49,300        3,571
Hartford Financial Services Group, Inc.      22,300        1,316
St. Paul Cos, Inc.                           108,500       4,779
----------------------------------------------------------------
Group Total                                               23,565
================================================================

    The accompanying notes are an integral part of the financial statements.   3

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Equity Portfolio

                                                           VALUE
                                             SHARES       (000)+
----------------------------------------------------------------
RETAIL (5.8%)
CVS Corp.                                    66,300     $  3,878
Home Depot, Inc.                             75,300        3,246
*Kroger Co.                                  58,600        1,511
Lowe's Cos., Inc.                            27,200        1,590
Nike, Inc.                                   45,500        1,845
RadioShack Corp.                             67,900        2,491
*Safeway, Inc.                               31,700        1,748
The Gap, Inc.                                149,100       3,537
Wal-Mart Stores, Inc.                        230,800      11,655
----------------------------------------------------------------
Group Total                                               31,501
================================================================
TECHNOLOGY (13.0%)
*Altera Corp.                                155,300       3,329
*Applied Materials, Inc.                     86,500        3,763
*Cisco Systems, Inc.                         118,900       1,880
Corning, Inc.                                94,500        1,955
*Dell Computer Corp.                         94,300        2,422
Electronic Data Systems Corp.                149,200       8,334
Hewlett Packard Co.                          127,874       3,999
Intel Corp.                                  140,500       3,697
International Business Machines Corp.        107,300      10,320
*KLA-Tencor Corp.                            52,000        2,048
*Micron Technology, Inc.                     65,300        2,712
*Microsoft Corp.                             209,800      11,473
Motorola, Inc.                               53,700          766
Nortel Networks Corp.                        162,300       2,280
*Novellus Systems, Inc.                      25,200        1,022
*Oracle Systems Corp.                        221,400       3,317
*QUALCOMM, Inc.                              36,800        2,084
*Siebel Systems, Inc.                        68,800        1,871
*Sun Microsystems, Inc.                      89,000        1,368
*Xilinx, Inc.                                61,600        2,164
----------------------------------------------------------------
Group Total                                               70,804
================================================================
UTILITIES (9.2%)
AT&T Corp.                                   171,090       3,644
Duke Energy Corp.                            136,600       5,838
EL Paso Corp.                                39,383        2,572
Exelon Corp.                                 51,600        3,385
*Qwest Communications International, Inc.    81,500        2,857
Reliant Energy Inc.                          36,800        1,665
SBC Communications, Inc.                     274,730      12,261
*Sprint Corp. (PCS Group)                    127,900       2,430
Verizon Communications                       229,600      11,320
*Worldcom, Inc., Class B                     228,125       4,263
----------------------------------------------------------------
Group Total                                               50,235
================================================================
Total Common Stocks (Cost $491,356)                      520,720
================================================================
CASH EQUIVALENTS (3.8%)
================================================================
                                                FACE
                                              AMOUNT
                                               (000)
                                             -------
REPURCHASE AGREEMENT (3.8%)
Chase Securities, Inc., 5.05%, dated
  3/30/01, due 4/2/01, to be repurchased at
  $20,674, collateralized by various U.S.
  Government Obligations, due
  2/21/22-11/15/28, valued at $20,689 (Cost
  $20,665)                                   $20,665      20,665
----------------------------------------------------------------
Total Investments (99.6%) (Cost $512,021)                541,385
================================================================

                                                           VALUE
                                                          (000)+
----------------------------------------------------------------
                                             -------
OTHER ASSETS AND LIABILITIES (0.4%)
Cash                                                    $      1
Receivable for Investments Sold                           37,987
Dividends Receivable                                         521
Interest Receivable                                            9
Receivable for Fund Shares Sold                            1,050
Other Assets                                                 114
Dividends Payable                                            (10)
Payable for Investments Purchased                        (36,122)
Payable for Investment Advisory Fees                        (733)
Payable for Administrative Fees                              (37)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                            (107)
Payable for Distribution Fee -- Adviser
  Class                                                       (2)
Payable for Fund Shares Redeemed                            (334)
Other Liabilities                                            (63)
                                                        --------
                                                           2,274
----------------------------------------------------------------
NET ASSETS (100%)                                       $543,659
================================================================
INSTITUTIONAL CLASS
================================================================
NET ASSETS
Applicable to 47,588,524 outstanding shares of
  beneficial interest (unlimited authorization, no      $535,422
  par value)
----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                 $11.25
================================================================
ADVISER CLASS
================================================================
NET ASSETS
Applicable to 734,866 outstanding shares of
  beneficial interest (unlimited authorization, no      $  8,237
  par value)
----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                 $11.21
================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                       $568,660
  Undistributed Net Investment Income (Loss)               1,003
  Undistributed Realized Net Gain (Loss)                 (55,368)
  Unrealized Appreciation (Depreciation) on
    Investment Securities                                 29,364
----------------------------------------------------------------
NET ASSETS                                              $543,659
================================================================

+    See Note A1 to Financial Statements
*    Non-income producing security
ADR  American Depositary Receipt

 4  The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

MID CAP GROWTH PORTFOLIO

The Mid Cap Growth Portfolio invests in the common stock of medium-sized companies which we believe to have superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on earnings-estimate revisions. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to attempt to weed out the most overvalued securities. Holdings are sold when our fundamental research uncovers unfavorable trends, when their valuations exceed the level that we believe is reasonable given their growth prospects, or when earnings-estimate revisions deteriorate.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                MAS MID CAP GROWTH
                                   ---------------------------------------------

                                                                                                                   S&P MidCap
                                                                                    Institutional [ ]  Adviser P   400 Index
                                                           ------------------------------------------------------------------
                                                           Six Months                       (37.94)%     (37.99)%    (14.20)%
                                                           ------------------------------------------------------------------

                                                           One Year                         (38.43)%     (38.56)%     (6.95)%
                                                           ------------------------------------------------------------------

                                                           Five Years                         17.99%       17.78%      16.30%
                                                           ------------------------------------------------------------------

                                                           Ten Years                          18.08%       17.98%      16.07%
                                                           ------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   P Represents an investment in the Adviser
                                   Class which commenced operations 1/31/97.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   * Total returns are compared to the S&P
                                   MidCap 400 Index, an unmanaged market index.
                                   Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Mid Cap Growth Portfolio

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
COMMON STOCKS (96.3%)
=================================================================
BASIC RESOURCES (1.1%)
Sigma-Aldrich Corp.                         474,800    $   22,731
=================================================================
CONSUMER DURABLES (1.1%)
*American Standard Cos., Inc.               373,900        22,086
=================================================================
CONSUMER SERVICES (14.0%)
*Apollo Group, Inc., Class A                813,700        26,700
*Cablevision Systems Corp. -- Rainbow
  Media Group                               217,800         5,663
*Cablevision Systems Corp., Class A         435,600        30,649
Canadian Pacific Ltd.                       703,200        25,807
*Electronic Arts, Inc.                      871,800        47,295
*Gemstar-TV Guide International, Inc.       613,063        17,626
*Homestore.com, Inc.                        630,600        14,977
*International Game Technology              589,500        29,681
*Lamar Advertising Co.                      909,400        33,420
*MGM Grand, Inc.                            645,300        16,197
Royal Carribean Cruises Ltd.                773,200        17,822
*USA Networks, Inc.                       1,023,900        24,510
-----------------------------------------------------------------
Group Total                                               290,347
=================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (3.7%)
*Concord EFS, Inc.                          855,300        34,853
SEI Investments Co.                         583,300        18,192
USA Education, Inc.                         343,100        24,926
-----------------------------------------------------------------
Group Total                                                77,971
=================================================================
ENERGY (7.5%)
*BJ Services Co.                            232,900        16,582
Dynergy, Inc., Class A                      549,696        28,040
ENSCO International, Inc.                   525,100        18,379
*Global Marine, Inc.                        729,100        18,665
*Hanover Compressor Co.                     502,600        15,932
*Nabors Industries, Inc.                    342,900        17,776
Santa Fe International Corp.                561,500        18,249
Tidewater, Inc.                             513,600        23,215
-----------------------------------------------------------------
Group Total                                               156,838
=================================================================
FOOD, TOBACCO & OTHER (1.3%)
R.J. Reynolds Tobacco Holdings, Inc.        493,100        27,663
=================================================================
HEALTH CARE (21.8%)
Allergan, Inc.                              373,300        27,680
*Alza Corp., Class A                        557,200        22,567
*Biovail Corp.                            1,004,500        36,292
*Express Scripts, Inc., Class A             371,900        32,236
*Forest Laboratories, Inc., Class A         481,500        28,524
*Health Management Associates, Inc.,
  Class A                                 2,809,500        43,688
*IDEC Pharmaceuticals Corp.                 309,300        12,372
Immunex Corp.                               188,400         2,696
*Lincare Holdings, Inc.                     996,900        52,773
*Mettler-Toledo International, Inc.         519,900        21,399
*Oxford Health Plans, Inc.                  592,600        15,852
PerkinElmer, Inc.                           415,000        21,767
*Quest Diagnostics, Inc.                    229,400        20,387
*St. Jude Medical, Inc.                     556,000        29,941
Stryker Corp.                               403,100        21,062

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
*Tenet Healthcare Corp.                   1,065,500    $   46,882
*Waters Corp.                               363,100        16,866
-----------------------------------------------------------------
Group Total                                               452,984
=================================================================
HEAVY INDUSTRY/TRANSPORTATION (9.3%)
*Allied Waste Industries, Inc.            1,221,700        19,156
Embraer-Empresa Brasileira de
  Aeronautica S.A., ADR                     500,100        18,954
Expeditors International of Washington,
  Inc.                                      439,300        22,157
*Fiserv, Inc.                               529,287        23,785
*L-3 Communications Holdings, Inc.          214,900        16,966
Precision Castparts Corp.                 1,086,900        35,922
*Quanta Services, Inc.                      802,900        17,921
*SCI Systems, Inc.                          488,900         8,898
*Thermo Electron Corp.                      704,700        15,842
Titan Corp.                                 295,500         5,310
*ViaSat, Inc.                               554,300         8,384
-----------------------------------------------------------------
Group Total                                               193,295
=================================================================
INSURANCE (1.6%)
Everest Reinsurance Holdings, Inc.          497,200        33,074
=================================================================
RETAIL (7.5%)
*BJ's Wholesale Club, Inc.                  601,600        28,787
CVS Corp.                                   775,500        45,359
J.C. Penney Co., Inc.                       933,500        14,927
RadioShack Corp.                            726,200        26,644
*Starbucks Corp.                            936,400        39,738
-----------------------------------------------------------------
Group Total                                               155,455
=================================================================
TECHNOLOGY (18.3%)
*Amdocs Ltd.                                284,400        13,623
*Andrew Corp.                               993,200        14,277
*BMC Software, Inc.                       1,426,000        30,659
*Cadence Design Systems, Inc.             1,421,500        26,284
*Exodus Communications, Inc.              2,744,600        29,504
*Extreme Networks, Inc.                   1,015,800        15,450
*Finisar Corp.                            1,246,700        11,960
*Internet Security Systems, Inc.            309,500         8,468
*KLA-Tencor Corp.                           363,200        14,301
*McDATA Corp., Class B                      571,800        12,964
*MIPS Technologies, Inc., Class B         1,017,300        23,398
*Nvidia Corp.                               236,000        15,322
*Openwave Systems, Inc.                     696,100        13,811
*Peregrine Systems, Inc.                    901,100        17,571
*Polycom, Inc.                              601,500         7,444
*Powerwave Technologies, Inc.               795,200        10,835
*QLogic Corp.                               645,900        14,533
*Rational Software Corp.                  1,079,800        19,166
Scientific-Atlanta, Inc.                    506,400        21,061
*SunGard Data Systems, Inc.                 510,300        25,122
Symbol Technologies, Inc.                   348,800        12,173
*Synopsys, Inc.                             283,000        13,283
*Ulticom, Inc.                              559,600        10,318
-----------------------------------------------------------------
Group Total                                               381,527
=================================================================
UTILITIES (9.1%)
*Calpine Corp.                              490,600        27,017
Exelon Corp.                                336,100        22,048
*IDT Corp.                                  878,000        17,780
*McLeodUSA, Inc., Class A                 2,942,100        25,468

 6  The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
Microcell Telecommunications, Inc.          107,600    $    1,197
*Mirant Corp.                               632,000        22,436
*TeleCorp PCS, Inc., Class A              1,196,636        18,024
*Time Warner Telecom, Inc., Class A         491,600        17,882
*Western Wireless Corp., Class A            949,600        38,577
-----------------------------------------------------------------
Group Total                                               190,429
=================================================================
Total Common Stocks (Cost $2,259,314)                   2,004,400
=================================================================
CASH EQUIVALENT (3.2%)
=================================================================
                                               FACE
                                             AMOUNT
                                              (000)
                                          ---------
REPURCHASE AGREEMENT (3.2%)
Chase Securities, Inc., 5.05%, dated
3/30/01, due 4/2/01, to be repurchased
at $67,789, collateralized by various
U.S. Government Obligations, due
2/21/22-11/15/28, valued at $67,839
(Cost $67,761)                              $67,761        67,761
-----------------------------------------------------------------
Total Investments (99.5%) (Cost
  $2,327,075)                                           2,072,161
=================================================================
OTHER ASSETS & LIABILITIES (0.5%)
Cash                                                        1,350
Receivable for Investments Sold                           104,971
Dividends Receivable                                          785
Interest Receivable                                            26
Receivable for Fund Shares Sold                             2,637
Other Assets                                                   92
Payable for Investments Purchased                         (94,118)
Payable for Investment Advisory Fees                       (3,129)
Payable for Administrative Fees                              (152)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                 (83)
Payable for Distribution Fees -- Adviser
  Class                                                      (175)
Payable for Fund Shares Redeemed                           (2,617)
Other Liabilities                                            (150)
                                                       ----------
                                                            9,437
-----------------------------------------------------------------
NET ASSETS (100%)                                      $2,081,598
=================================================================

                                                            VALUE
                                                           (000)+
-----------------------------------------------------------------
                                          ---------
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 70,092,938 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                           $1,308,765
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $18.67
=================================================================
ADVISER CLASS
=================================================================
NET ASSETS
Applicable to 41,939,452 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                           $  772,833
=================================================================
NET ASSET VALUE PER SHARE                                  $18.43
=================================================================
NET ASSETS CONSIST OF:
  Paid in Capital                                      $2,871,665
  Undistributed Net Investment Income (Loss)               (4,886)
  Undistributed Realized Net Gain (Loss)                 (530,273)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                (254,914)
    Foreign Currency Transactions                               6
-----------------------------------------------------------------
NET ASSETS                                             $2,081,598
=================================================================

+    See Note A1 to Financial Statements.

*    Non-income producing security

ADR American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.   7

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

MID CAP GROWTH II PORTFOLIO

The Mid Cap Growth II Portfolio invests in the common stock of medium-sized companies which we believe to have superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on earnings-estimate revisions. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to attempt to weed out the most overvalued securities. Holdings are sold when our fundamental research uncovers unfavorable trends, when their valuations exceed the level that we believe is reasonable given their growth prospects, or when earnings-estimate revisions deteriorate.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                               MAS MID CAP GROWTH II
                                   ---------------------------------------------

                                                                             MAS Mid Cap  Russell Mid Cap
                                                                              Growth II    Growth Index
                                                           ----------------------------------------------
                                                           Since Inception      (34.70)%         (27.01)%
                                                           ----------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small- and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Mid Cap Growth II Portfolio commenced operations on 12/28/00. Total returns are compared to the Russell Mid Cap Growth Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Mid Cap Growth II Portfolio

                                                              VALUE
                                                SHARES       (000)+
-------------------------------------------------------------------
COMMON STOCKS (98.3%)
-------------------------------------------------------------------
CONSUMER SERVICES (13.3%)
*Apollo Group, Inc., Class A                         600   $     20
*Cablevision Systems Corp., Class A                  700         49
*Cablevision Systems Corp. -- Rainbow Media
  Group                                              350          9
Canadian Pacific Ltd.                                900         33
*Electronic Arts, Inc.                             1,400         76
*Fox Entertainment Group, Inc., Class A            1,700         33
*Gemstar-TV Guide International, Inc.              1,300         38
*Homestore.com, Inc.                               1,100         26
*International Game Technology                       500         25
*Lamar Advertising Co.                             1,300         48
*Univision Communications, Inc., Class A             900         34
*USA Networks, Inc.                                1,600         38
-------------------------------------------------------------------
Group Total                                                     429
===================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (2.9%)
*Concord EFS, Inc.                                   900         37
SEI Investments Co.                                  900         28
USA Education, Inc.                                  400         29
-------------------------------------------------------------------
Group Total                                                      94
===================================================================
ENERGY (7.1%)
Anadarko Petroleum Corp.                             800         50
*BJ Services Co.                                     400         29
Dynergy, Inc., Class A                             1,100         56
ENSCO International, Inc.                            800         28
*Nabors Industries, Inc.                             600         31
Tidewater, Inc.                                      800         36
-------------------------------------------------------------------
Group Total                                                     230
===================================================================
FOOD, TOBACCO & OTHER (1.6%)
Philip Morris Cos., Inc.                           1,100         52
===================================================================
HEALTH CARE (21.6%)
Allergan, Inc.                                       900         67
*Alza Corp., Class A                                 900         36
*Biogen, Inc.                                      1,000         63
*Biovail Corp.                                     1,600         58
*Cytyc Corp.                                       1,300         21
*Forest Laboratories, Inc., Class A                  900         53
*Health Management Associates, Inc., Class A       5,200         81
*IDEC Pharmaceuticals Corp.                          500         20
*Immunex Corp.                                       600          9
*Oxford Health Plans, Inc.                         1,100         29
PerkinElmer, Inc.                                    700         37
*Quest Diagnostics, Inc.                             400         36
*St. Jude Medical, Inc.                              900         49
Stryker Corp.                                        600         31
*Tenet Healthcare Corp.                            1,700         75
*Waters Corp.                                        600         28
-------------------------------------------------------------------
Group Total                                                     693
===================================================================
HEAVY INDUSTRY/TRANSPORTATION (6.9%)
*Celestica, Inc.                                     700         19
Expeditors International of Washington, Inc.         700         35
*Fiserv, Inc.                                        800         36
*Flextronics International Ltd.                    1,000         15

                                                              VALUE
                                                SHARES       (000)+
-------------------------------------------------------------------
Precision Castparts Corp.                          1,800   $     60
*Quanta Services, Inc.                             1,400         31
*Thermo Electron Corp.                             1,100         25
-------------------------------------------------------------------
Group Total                                                     221
===================================================================
RETAIL (5.9%)
CVS Corp.                                          1,200         70
*Kohl's Corp.                                        300         19
RadioShack Corp.                                   1,100         40
*Starbucks Corp.                                   1,400         60
-------------------------------------------------------------------
Group Total                                                     189
===================================================================
TECHNOLOGY (28.2%)
*Advanced Micro Devices, Inc.                      1,200         32
*Applied Materials, Inc.                             900         39
*BMC Software, Inc.                                2,300         50
*Cadence Design Systems, Inc.                      2,400         44
*Check Point Software Technologies Ltd.              300         14
*CIENA Corp.                                         700         29
Computer Associations International, Inc.          1,900         52
*Comverse Technology, Inc.                           300         18
*Exodus Communications, Inc.                       4,300         46
*Extreme Networks, Inc.                            1,800         27
*Finisar Corp.                                     2,100         20
*i2 Technologies, Inc.                             1,000         15
*Internet Security Systems, Inc.                     600         16
*JDS Uniphase Corp.                                2,300         42
*KLA-Tencor Corp.                                    600         24
*McDATA Corp., Class B                               900         20
*MIPS Technologies, Inc., Class B                  1,300         30
*Novellus Systems, Inc.                              500         20
*Nvidia Corp.                                        400         26
*Peregrine Systems, Inc.                           1,200         23
*Polycom, Inc.                                     1,100         14
*Powerwave Technologies, Inc.                      1,300         18
*QLogic Corp.                                      1,000         23
*QUALCOMM, Inc.                                      800         45
*Rational Software Corp.                           2,000         36
Scientific-Atlanta, Inc.                             800         33
*SunGard Data Systems, Inc.                          700         35
Symbol Technologies, Inc.                            800         28
*Synopsys, Inc.                                    1,200         56
*Vitesse Semiconductor Corp.                       1,300         31
-------------------------------------------------------------------
Group Total                                                     906
===================================================================
UTILITIES (10.8%)
*Calpine Corp.                                     1,400         77
Exelon Corp.                                         400         26
*McLeodUSA, Inc., Class A                          5,300         46
*Mirant Corp.                                      1,200         43
*NTL, Inc.                                         1,600         40
*Sprint Corp. (PCS Group)                          2,100         40
*TeleCorp PCS, Inc., Class A                       2,000         30
*Time Warner Telecom, Inc., Class A                  900         33
*XO Communications, Inc., Class A                  1,600         11
-------------------------------------------------------------------
Group Total                                                     346
-------------------------------------------------------------------
Total Common Stocks (Cost $3,957)                             3,160
-------------------------------------------------------------------
Total Investments (98.3%) (Cost $3,957)                       3,160
-------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   9

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Mid Cap Growth II Portfolio

                                                              VALUE
                                                             (000)+
-------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (1.7%)
Receivable for Investments Sold                            $    259
Dividends Receivable                                              1
Receivable from Investment Advisor                                1
Payable for Investments Purchased                               (77)
Payable for Bank Overdraft                                     (120)
Other Liabilities                                                (9)
                                                            -------
                                                                 55
-------------------------------------------------------------------
NET ASSETS (100%)                                          $  3,215
-------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------
NET ASSETS
Applicable to 492,430 outstanding shares of beneficial
  interest (unlimited authorization, no par value)         $  3,215
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                     $6.53
-------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid in Capital                                          $  5,064
  Undistributed Net Investment Income (Loss)                     (6)
  Undistributed Realized Net Gain (Loss)                     (1,046)
  Unrealized Appreciation (Depreciation) on
  Investment Securities                                        (797)
-------------------------------------------------------------------
NET ASSETS                                                   $3,215
-------------------------------------------------------------------
+ See Note A1 to Financial Statements.
* Non-income producing security

 10 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

MID CAP VALUE PORTFOLIO

The Mid Cap Value Portfolio applies Miller Anderson & Sherrerd's value investment philosophy to the medium-sized equity universe, combining fundamental research with a disciplined, quantitative investment process. MAS generally keeps sector weights within five percentage points of those of the S&P MidCap 400 Index, with strategic over- and under-weightings assigned to different sectors based on their relative investment attractiveness. Decisions about portfolio composition and structure are made by a team of MAS equity professionals who specialize in the small- and mid-cap market segments.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                 MAS MID CAP VALUE
                                   ---------------------------------------------

                                                                                  Institutional [ ]   Investment L   Adviser P
                                                           -------------------------------------------------------------------
                                                           Six Months                     (10.38)%         (10.38)%   (10.45)%
                                                           -------------------------------------------------------------------

                                                           One Year                        (6.26)%          (6.37)%    (6.48)%
                                                           -------------------------------------------------------------------

                                                           Five Years                       20.75%           20.56%     20.60%
                                                           -------------------------------------------------------------------

                                                           Since Inception                  23.35%           23.20%     23.23%
                                                           -------------------------------------------------------------------

                                                                                  S&P MidCap
                                                                                  400 Index
                                                           ---------------------  ----------
                                                           Six Months               (14.20)%
                                                           --------------------------------------------
                                                           One Year                  (6.95)%
                                                           -------------------------------------------------------
                                                           Five Years                 16.30%
                                                           ------------------------------------------------------------------
                                                           Since Inception            18.95%
                                                           -------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   L Represents an investment in the Investment
                                   Class which commenced operations 5/10/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   P Represents an investment in the Adviser
                                   Class which commenced operations 07/17/98.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the Investment Class due to the higher expenses charged.

                                   Total returns for the Institutional and
                                   Investment Classes of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Mid Cap Value Portfolio commenced
                                   operations on 12/30/94. Total returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Mid Cap Value Portfolio

                                                             VALUE
                                               SHARES       (000)+
------------------------------------------------------------------
COMMON STOCKS (94.3%)
------------------------------------------------------------------
BANKS (8.8%)
@AmSouth Bancorp.                                   1   $        -
Astoria Financial Corp.                        45,500        2,431
Charter One Financial, Inc.                   211,848        5,995
Compass Bancshares, Inc.                      130,800        2,796
Dime Bancorp., Inc.                           479,600       15,707
First Tennessee National Corp.                252,400        7,799
Golden State Bancorp., Inc.                   503,800       14,046
GreenPoint Financial Corp.                     43,700        1,425
Hibernia Corp., Class A                       498,300        6,961
KeyCorp.                                       96,300        2,484
Marshall & Ilsley Corp.                        72,700        3,839
Mellon Financial Corp.                        528,000       21,395
Mercantile Bankshares Corp.                   127,365        4,712
North Fork Bancorp., Inc.                     219,600        5,699
Pacific Century Financial Corp.               107,400        2,041
Sovereign Bancorp., Inc.                      623,000        5,276
UnionBanCal Corp.                              84,200        2,446
Washington Mutual, Inc.                       220,000       12,045
Wells Fargo Co.                                51,217        2,534
Zions Bancorp.                                 74,000        3,855
------------------------------------------------------------------
Group Total                                                123,486
==================================================================
BASIC RESOURCES (2.0%)
Air Products & Chemicals, Inc.                243,900        9,366
AK Steel Holding Corp.                        336,900        3,386
AMETEK, Inc.                                   37,000        1,021
*Gaylord Container Corp., Class A             392,100          455
Millipore Corp.                                35,000        1,619
Rohm & Haas Co.                               329,200       10,143
Stora Enso Oyj ADR                            128,334        1,187
*W.R. Grace & Co.                             526,100        1,210
------------------------------------------------------------------
Group Total                                                 28,387
==================================================================
BEVERAGE & PERSONAL PRODUCTS (0.7%)
Dean Foods Co.                                 63,300        2,143
Fortune Brands, Inc.                          147,700        5,081
Pepsi Bottling Group, Inc.                     57,800        2,197
------------------------------------------------------------------
Group Total                                                  9,421
==================================================================
CONSUMER DURABLES (3.0%)
*American Standard Companies, Inc.            138,600        8,187
*Furniture Brands International, Inc.          88,000        2,085
*Lear Corp.                                   449,100       13,159
*SPX Corp.                                     86,600        7,860
*Tower Automotive, Inc.                     1,053,000       11,299
------------------------------------------------------------------
Group Total                                                 42,590
==================================================================
CONSUMER SERVICES (10.8%)
*Adelphia Communications Corp., Class A       303,200       12,279
*AT&T Corp. -- Liberty Media Group, Class
  A                                           212,300        2,972
*Bally Total Fitness Holding Corp.            865,300       25,483
*Chris-Craft Industries, Inc.                  44,800        2,834
*Convergys Corp.                              205,300        7,405
*EchoStar Communications Corp.                 87,100        2,411
*Electronic Arts, Inc.                        142,500        7,731
Houghton Mifflin Co.                           70,700        3,253
*Metro-Goldwyn-Mayer, Inc.                     24,500          420
News Corp., Ltd. ADR                          529,100       14,127

                                                             VALUE
                                               SHARES       (000)+
------------------------------------------------------------------
*Park Place Entertainment Corp.               421,600   $    4,321
Readers Digest Association (The), Inc.,
  Class A                                     232,200        6,381
Royal Caribbean Cruises Ltd.                  883,900       20,374
*Univision Communications, Inc., Class A      193,000        7,365
*Valassis Communications, Inc.              1,177,650       34,152
*24/7 Media, Inc.                             156,100           54
------------------------------------------------------------------
Group Total                                                151,562
==================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (2.8%)
Bear Stearns Co., Inc.                        162,800        7,447
*Concord EFS, Inc.                            214,600        8,745
*E*TRADE Group, Inc.                          205,500        1,434
Franklin Resources, Inc.                      145,600        5,694
*Knight Trading Group, Inc.                   141,000        2,062
SEI Investments Co.                           299,700        9,347
The PMI Group, Inc.                            53,000        3,444
USA Education, Inc.                            22,500        1,635
------------------------------------------------------------------
Group Total                                                 39,808
==================================================================
ENERGY (5.7%)
*BJ Services Co.                              179,600       12,788
Cross Timbers Oil Co.                          72,800        1,802
ENSCO International, Inc.                      87,600        3,066
EOG Resources, Inc.                            69,500        2,865
Equitable Resources, Inc.                      56,700        3,912
*Global Marine, Inc.                          300,200        7,685
*Grant Prideco, Inc.                          209,400        3,602
*Marine Drilling Cos., Inc.                    41,700        1,111
Mitchell Energy & Development Corp., Class
  A                                            83,100        4,363
*National-Oilwell, Inc.                       147,000        5,091
*Noble Drilling Corp.                         218,700       10,095
Ocean Energy, Inc.                            203,300        3,365
*Precision Drilling Corp.                     239,500        8,543
*Rowan Cos., Inc.                             129,700        3,567
*Smith International, Inc.                     31,400        2,204
*Weatherford International, Inc.              108,900        5,374
------------------------------------------------------------------
Group Total                                                 79,433
==================================================================
FOOD, TOBACCO & OTHER (2.1%)
Earthgrains Co.                               209,200        4,445
*Flowers Foods, Inc.                           65,000        1,307
*Fresh Del Monte Produce, Inc.                441,900        2,673
IBP, Inc.                                     121,700        1,996
R.J. Reynolds Tobacco Holdings, Inc.          271,000       15,203
*Surebeam Corp., Class A                      349,200        3,252
------------------------------------------------------------------
Group Total                                                 28,876
==================================================================
HEALTH CARE (12.1%)
Alpharma, Inc., Class A                       357,400       11,701
*Andrx Group                                   15,500          759
Bergen Brunswig Corp., Class A                216,800        3,599
*Caremark Rx, Inc.                            131,800        1,719
*Cephalon, Inc.                               156,300        7,512
*COR Therapeutics, Inc.                       149,500        3,364
*First Health Group Corp.                      76,600        3,361
*Genzyme Corp.                                 35,200        3,180
*Gilead Sciences, Inc.                        184,000        5,980
*Health Management Associates, Inc., Class
  A                                           669,200       10,406
*Health Net, Inc.                             710,700       14,648
*Invitrogen Corp.                              14,400          790

 12 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                             VALUE
                                               SHARES       (000)+
------------------------------------------------------------------
*Ivax Corp.                                   169,600   $    5,342
*Oxford Health Plans, Inc.                    266,500        7,129
*Protein Design Labs, Inc.                     75,000        3,337
*Quest Diagnostics, Inc.                       60,700        5,394
*Sepracor, Inc.                               349,000       11,168
*St. Jude Medical, Inc.                       281,100       15,137
*Tenet Healthcare Corp.                       345,800       15,215
Teva Pharmaceutical Industries Ltd. ADR        81,200        4,436
*Trigon Healthcare, Inc.                      142,600        7,344
*Waters Corp.                                 375,000       17,419
*Watson Pharmaceuticals, Inc.                 203,800       10,720
------------------------------------------------------------------
Group Total                                                169,660
==================================================================
HEAVY INDUSTRY/TRANSPORTATION (10.6%)
*Atlas Air, Inc.                              153,700        4,327
Canadian National Railway Co.                 143,000        5,387
*Celestica, Inc.                              275,100        7,587
*Circle.com                                   148,250          125
CNF Transportation, Inc.                      117,200        3,386
Comdisco, Inc.                                 74,100          593
*CSG Systems International, Inc.               50,200        2,068
*Fiserv, Inc.                                 151,200        6,795
ITT Industries, Inc.                          328,700       12,737
*KPMG Consulting, Inc.                         50,100          651
Martin Marietta Materials, Inc.               268,700       11,473
Miller (Herman), Inc.                          24,500          567
*Modis Professional Services, Inc.             33,800          155
*Navistar International Corp.                 280,100        6,386
Parker-Hannifin Corp.                         238,200        9,461
*Power-One, Inc.                              226,900        3,288
*Republic Services, Inc., Class A             906,200       16,991
*SCI Systems, Inc.                            312,000        5,678
Southwest Airlines Co.                        251,487        4,464
*Spherion Corp.                               174,300        1,210
Teekay Shipping Corp.                          45,100        1,921
The B.F. Goodrich Co.                         432,600       16,599
*Titan Corp.                                1,267,300       22,773
United Rentals, Inc.                          233,900        3,820
------------------------------------------------------------------
Group Total                                                148,442
==================================================================
INSURANCE (4.9%)
Ace Ltd.                                      490,500       18,031
Allmerica Financial Corp.                     212,200       11,011
Everest Reinsurance Holdings, Inc.             18,400        1,224
John Hancock Financial Services, Inc.         390,100       14,999
MBIA, Inc.                                    103,900        8,383
Partner Re Ltd.                               176,900        8,716
SAFECO Corp.                                  240,400        6,776
------------------------------------------------------------------
Group Total                                                 69,140
==================================================================
RETAIL (3.0%)
*Brinker International, Inc.                  133,350        3,722
*Costco Wholesale Corp.                       227,400        8,925
*Dollar Tree Stores, Inc.                     347,500        6,700
Family Dollar Stores, Inc.                    257,100        6,607
Gap, Inc.                                     344,800        8,179
*Jones Apparel Group, Inc.                     94,600        3,576
*Outback Steakhouse, Inc.                     106,200        2,704
*ShopKo Stores, Inc.                           80,300          642
*Sunglass Hut International, Inc.             147,200        1,684
------------------------------------------------------------------
Group Total                                                 42,739
==================================================================
TECHNOLOGY (14.6%)
*3Com Corp.                                   309,800        1,772
*ADC Telecommunications, Inc.                 301,300        2,561
*Advanced Fibre Communications, Inc.           43,600          624
*Affiliated Computer Services, Inc., Class
  A                                           288,600       18,730
*Altera Corp.                                 428,500        9,186
*Amdocs Ltd.                                  119,400        5,719

                                                             VALUE
                                               SHARES       (000)+
------------------------------------------------------------------
*Analog Devices, Inc.                         189,800   $    6,878
*Andrew Corp.                                  49,800          716
Avnet, Inc.                                   402,300        8,247
*BMC Software, Inc.                           139,000        2,989
*Brio Technology, Inc.                        144,100          874
*Cadence Design Systems, Inc.                 306,400        5,665
*CheckFree Corp.                              210,900        6,208
*Conexant Systems, Inc.                     1,440,200       12,872
*DMC Stratex Networks, Inc.                   356,300        2,957
*DST Systems, Inc.                            120,500        5,807
*DuPont Photomasks, Inc.                       49,500        2,172
*i2 Technologies, Inc.                        238,800        3,478
*Integrated Device Technology, Inc.            18,200          539
*Intuit, Inc.                                 495,900       13,761
*J. D. Edwards & Co.                          226,100        2,205
*JNI Corp.                                     99,300          745
*LSI Logic Corp.                              669,800       10,536
*Macromedia, Inc.                             122,300        1,964
*MarchFirst, Inc.                             558,007           87
*Microchip Technology, Inc.                    30,750          778
*MIPS Technologies, Inc., Class B               7,400          170
*Network Associates, Inc.                   1,150,600        9,492
*NOVA Corp.                                   108,500        2,001
*Peregrine Systems, Inc.                      285,200        5,561
*Polycom, Inc.                                355,400        4,398
*Portal Software, Inc.                         61,600          520
*Powerwave Technologies, Inc.                 765,200       10,426
*PRI Automation, Inc.                          43,400          743
*PSINet, Inc.                                 649,000          142
*Quantum Corp.- DLT & Storage Systems         288,800        3,350
*Rational Software Corp.                       80,000        1,420
*RF Micro Devices, Inc.                       141,900        1,658
*Sabre Holdings Corp.                         151,300        6,986
*SunGard Data Systems, Inc.                   281,000       13,834
*Sybase, Inc.                                 166,200        2,576
*Terayon Communication Systems, Inc.          375,600        1,714
*TranSwitch Corp.                             216,400        2,840
*TriQuint Semiconductor, Inc.                 125,500        1,859
*Vignette Corp.                               689,200        4,437
*Western Digital Corp.                        304,700        1,450
*Wind River Systems, Inc.                      23,900          556
------------------------------------------------------------------
Group Total                                                204,203
==================================================================
UTILITIES (13.2%)
*AES Corp.                                     31,993        1,598
Allegheny Energy, Inc.                         70,500        3,261
ALLETE                                         51,900        1,340
Black Hills Corp.                              47,050        2,151
*Broadwing, Inc.                              151,600        2,903
DTE Energy Co.                                 44,100        1,755
Duke Energy Corp.                             334,700       14,305
EL Paso Energy Corp.                          325,412       21,249
Energy East Corp.                             159,700        2,771
Exelon Corp.                                   72,500        4,756
*Flag Telecom Holdings Ltd.                    61,000          328
GPU, Inc.                                     110,700        3,597
Kansas City Power & Light Co.                  40,500          996
Kinder Morgan, Inc.                           343,600       18,280
*Leap Wireless International, Inc.             26,800          752
*McLeodUSA, Inc., Class A                   1,150,400        9,958
MCN Energy Group, Inc.                         28,000          722
*Nextel Communications, Inc., Class A         327,700        4,711
NiSource, Inc.                                215,300        6,700
*NRG Energy, Inc.                             208,200        7,579
*PG&E Corp.                                 2,109,100       26,258
*Pinnacle Holdings, Inc.                      443,700        3,924
Pinnacle West Capital Corp.                    62,400        2,862
Potomac Electric Power Co.                    384,600        8,992
PPL Corp.                                     117,300        5,157
Public Service Co. of New Mexico               75,300        2,184
Public Service Enterprise Group, Inc.         162,100        6,996
Sempra Energy                                 286,200        6,663

    The accompanying notes are an integral part of the financial statements.  13

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Mid Cap Value Portfolio

                                                             VALUE
                                               SHARES       (000)+
------------------------------------------------------------------
Southern Co.                                  239,100   $    8,390
Xcel Energy, Inc.                             115,900        3,490
------------------------------------------------------------------
Group Total                                                184,628
==================================================================
Total Common Stocks (Cost $1,404,860)                    1,322,375
==================================================================
UNIT TRUST (1.0%)
S & P 400 Mid-Cap Depositary Receipts
  (Cost $14,172)                              167,000       14,095
==================================================================
CASH EQUIVALENT (4.1%)
==================================================================
                                              FACE
                                             AMOUNT
                                              (000)
                                            ---------
REPURCHASE AGREEMENT (4.1%)
  Chase Securities, Inc. 5.05% dated
  3/30/01, due 4/2/01 to be repurchased at
  $56,803, collateralized by various U.S.
  Government Obligations due 2/21/22-
  11/15/28, valued at $56,845 (Cost
  $56,779)                                    $56,779       56,779
------------------------------------------------------------------
Total Investments (99.4%)
  (Cost $1,475,811)                                      1,393,249
==================================================================
OTHER ASSETS AND LIABILITIES (0.6%)
Cash                                                            39
Receivable for Investments Sold                             88,392
Dividends Receivable                                         1,401
Interest Receivable                                             23
Receivable for Fund Shares Sold                                427
Other Assets                                                    50
Payable for Investments Purchased                          (77,733)
Payable for Investment Advisory Fees                        (2,712)
Payable for Administrative Fees                                (99)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                  (42)
Payable for Capital Gain Dividends
  Declared                                                    (354)
Payable for Distribution Fees -- Adviser
  Class                                                        (23)
Payable for Fund Shares Redeemed                              (852)
Payable for Shareholder Servicing Fees --
  Investment Class                                              (5)
Other Liabilities                                             (106)
                                                        ----------
                                                             8,406
------------------------------------------------------------------
NET ASSETS (100%)                                       $1,401,655
==================================================================

                                                             VALUE
                                                            (000)+
------------------------------------------------------------------
                                            ---------
INSTITUTIONAL CLASS
==================================================================
NET ASSETS
Applicable to 65,558,467 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                            $1,261,229
==================================================================
NET ASSET VALUE PER SHARE                                   $19.24
==================================================================
INVESTMENT CLASS
==================================================================
NET ASSETS
Applicable to 1,946,528 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                            $   37,325
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $19.18
------------------------------------------------------------------
ADVISER CLASS
==================================================================
NET ASSETS
Applicable to 5,363,492 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                            $  103,101
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $19.22
==================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                       $1,496,735
  Undistributed Net Investment Income (Loss)                   838
  Undistributed Realized Net Gain (Loss)                   (13,356)
  Unrealized Appreciation (Depreciation) on
    Investment Securities                                  (82,562)
------------------------------------------------------------------
NET ASSETS                                              $1,401,655
==================================================================

+    See Note A1 to Financial Statements.

*    Non-income producing security

@   Value is less than $500.

ADR American Depositary Receipt

 14 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

SMALL CAP GROWTH PORTFOLIO

The Small Cap Growth Portfolio invests in the common stock of small-sized companies believed to have superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on earnings-estimate revisions. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to attempt to weed out the most overvalued securities. Holdings are sold when our fundamental research uncovers unfavorable trends, when their valuations exceed the level that we believe is reasonable given their growth prospects, or when earnings-estimate revisions deteriorate.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                               MAS SMALL CAP GROWTH
                                   ---------------------------------------------

                                                                                                                  Russell 2000
                                                                                    Institutional [ ]  Adviser P     Index
                                                           -------------------------------------------------------------------
                                                           Six Months                       (40.03)%    (40.03)%      (12.96)%
                                                           -------------------------------------------------------------------

                                                           One Year                         (43.43)%    (43.43)%      (15.33)%
                                                           -------------------------------------------------------------------

                                                           Since Inception                    57.53%      57.53%         0.76%
                                                           -------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   P Represents an investment in the Adviser
                                   Class which commenced operations 1/11/01.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the Institutional Class due to the higher expenses charged.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Small Cap Growth Portfolio commenced operations on 6/30/98. Total returns are compared to the Russell 2000 Index, an unmanaged market index. The Portfolio's total return reflects, among other things, the use of short-term trading techniques, including close-in-time purchases and sales of initial public offerings, as the Adviser responded to market conditions in existence at that time. There can be no assurance that these market conditions will continue or re-occur, nor can the Adviser guarantee continued access to and use of profitable short-term trading techniques. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Small Cap Growth Portfolio

                                                            VALUE
                                               SHARES      (000)+
-----------------------------------------------------------------
COMMON STOCKS (100.7%)
-----------------------------------------------------------------
BASIC RESOURCES (1.1%)
Sigma-Aldrich Corp.                            56,300    $  2,695
=================================================================
CONSUMER SERVICES (12.0%)
*Crown Media Holdings, Inc., Class A          190,100       3,612
*GTECH Holdings Corp.                         131,500       3,583
*Hispanic Broadcasting Corp.                   83,000       1,585
*Homestore.com, Inc.                          143,200       3,401
*Mediacom Communications Corp.                218,600       4,276
*Regent Communications, Inc.                  429,600       2,994
*Scholastic Corp.                              66,100       2,384
*Take-Two Interactive Software, Inc.          357,700       5,103
*Ticketmaster Online-CitySearch, Inc.,
  Class B                                     395,700       3,586
-----------------------------------------------------------------
Group Total                                                30,524
=================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (2.1%)
*Investment Technology Group, Inc.             57,600       2,949
Investors Financial Services Corp.             42,400       2,486
-----------------------------------------------------------------
Group Total                                                 5,435
=================================================================
ENERGY (7.2%)
*Chesapeake Energy Corp.                      344,300       3,047
*Grey Wolf, Inc.                              583,700       3,794
*Hanover Compressor Co.                        59,700       1,893
*National-Oilwell, Inc.                        76,100       2,635
*Seitel, Inc.                                 162,600       3,024
*Spinnaker Exploration Co.                     88,500       3,868
-----------------------------------------------------------------
Group Total                                                18,261
=================================================================
FOOD, TOBACCO & OTHER (2.0%)
Dreyer's Grand Ice Cream, Inc.                 88,600       2,298
*Smithfield Foods, Inc.                        88,300       2,870
-----------------------------------------------------------------
Group Total                                                 5,168
=================================================================
HEALTH CARE (22.0%)
*AmeriSource Health Corp., Class A             78,100       3,831
*Barr Laboratories, Inc.                       61,000       3,487
*Charles River Laboratories International,
  Inc.                                        175,300       4,339
*Community Health Systems, Inc.               144,500       4,118
*Cytyc Corp.                                  213,800       3,528
*DaVita, Inc.                                 185,400       3,148
*Immunogen, Inc.                              114,300       1,529
*Laboratory Corporation of America
  Holdings                                     20,100       2,417
*LifePoint Hospitals, Inc.                     90,900       3,250
*Lincare Holdings, Inc.                        99,700       5,278
*Manor Care, Inc.                             146,200       2,982
*Mettler-Toledo International, Inc.            89,200       3,671
*Oxford Health Plans, Inc.                    143,500       3,839
*Priority Healthcare Corp., Class B            66,600       2,514
*Province Healthcare Co.                      120,850       3,678
*Quest Diagnostics, Inc.                       30,000       2,666
*Titan Pharmaceuticals, Inc.                   88,600       1,967
-----------------------------------------------------------------
Group Total                                                56,242
=================================================================
HEAVY INDUSTRY/TRANSPORTATION (19.9%)
*Alliant Techsystems, Inc.                     39,200       3,471
*BE Aerospace, Inc.                           198,100       3,640

                                                            VALUE
                                               SHARES      (000)+
-----------------------------------------------------------------
C & D Technologies, Inc.                      173,400    $  4,786
*Insituform Technologies, Inc., Class A       150,200       4,900
*Offshore Logistics, Inc.                     113,700       2,821
*On Assignment, Inc.                          125,500       2,620
Precision Castparts Corp.                     113,700       3,758
*ProsoftTraining.com                          449,700       3,541
*Sensormatic Electronics Corp.                 90,700       1,723
*Shaw Group, Inc.                              68,100       3,181
*Titan Corp.                                   99,800       1,793
*Valence Technology, Inc.                     290,100       1,324
*ViaSat, Inc.                                 452,100       6,838
*Waste Connections, Inc.                      111,500       3,213
*Wisconsin Central Transportation Corp.       197,900       3,154
-----------------------------------------------------------------
Group Total                                                50,763
=================================================================
INSURANCE (1.8%)
Renaissance Re Holdings Ltd.                   65,400       4,579
=================================================================
RETAIL (8.9%)
*AFC Enterprises, Inc.                        147,600       2,841
*California Pizza Kitchen, Inc.                72,800       2,066
*Charlotte Russe Holding, Inc.                 43,500       1,294
*Coach, Inc.                                   72,500       2,096
*Duane Reade, Inc.                            135,600       4,705
*Neiman-Marcus Group, Inc.                     53,000       1,728
*Reebok International Ltd.                    140,900       3,503
*Ultimate Electronics, Inc.                   174,500       4,363
-----------------------------------------------------------------
Group Total                                                22,596
=================================================================
TECHNOLOGY (15.2%)
*Aeroflex, Inc.                               149,700       1,544
*Anaren Microwave, Inc.                       113,200       1,422
*Andrew Corp.                                 121,700       1,749
*Avid Technology, Inc.                         84,800       1,134
*Digex, Inc., Class A                         163,700       2,282
*Documentum, Inc.                             138,200       1,520
*Embarcadero Technologies, Inc.               110,400       1,835
*Exfo Electro Optical Engineering, Inc.        75,300       1,831
*Informatica Corp.                             68,600         913
*Interwoven, Inc.                             214,900       2,163
*Macrovision Corp.                             64,100       2,792
*Mentor Graphics Corp.                        118,000       2,434
*MIPS Technologies, Inc., Class B             186,050       4,279
*New Focus, Inc.                               86,400       1,081
*Precise Software Solutions Ltd.              130,100       1,968
*Read-Rite Corp.                              367,500       3,047
*SonicWall, Inc.                              154,100       1,878
*Synplicity, Inc.                             149,900       2,071
*Ulticom, Inc.                                115,000       2,120
*Verisity Ltd.                                 99,600         840
-----------------------------------------------------------------
Group Total                                                38,903
=================================================================
UTILITIES (8.5%)
*AirGate PCS, Inc.                            165,600       6,231
*Dobson Communications Corp.                  195,900       3,244
*Flag Telecom Holdings Ltd.                   368,300       1,980
*Focal Communications Corp.                   145,200       1,366
*Microcell Telecommunications, Inc.            17,900         199

 16 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                            VALUE
                                               SHARES      (000)+
-----------------------------------------------------------------
*Orion Power Holdings, Inc.                   135,300    $  4,154
*Ubiquitel, Inc.                              764,100       4,393
-----------------------------------------------------------------
Group Total                                                21,567
=================================================================
Total Common Stocks (Cost $274,441)                       256,733
=================================================================
CASH EQUIVALENT (2.0%)
=================================================================
                                              FACE
                                             AMOUNT
                                              (000)
                                            ---------
REPURCHASE AGREEMENT (2.0%)
  Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/02/01, to be repurchased
  at $5,122 collateralized by various U.S.
  Government Obligations, due 2/21/22-
  11/15/28 valued at $5,126 (Cost $5,120)      $5,120       5,120
-----------------------------------------------------------------
Total Investments (102.7%) (Cost $279,561)                261,853
=================================================================
OTHER ASSETS & LIABILITIES (-2.7%)
Cash                                                          147
Receivable for Investments Sold                             5,024
Dividends Receivable                                            8
Interest Receivable                                             2
Receivable for Fund Shares Sold                             1,286
Other Assets                                                    7
Payable for Investments Purchased                         (12,394)
Payable for Investment Advisory Fees                         (708)
Payable for Administrative Fees                               (18)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                  (6)
Payable for Distribution Fee -- Adviser
  Class                                                        (1)
Payable for Fund Shares Redeemed                             (100)
Other Liabilities                                             (17)
                                                         --------
                                                           (6,770)
-----------------------------------------------------------------
NET ASSETS (100%)                                        $255,083
=================================================================

                                                            VALUE
                                                           (000)+
-----------------------------------------------------------------
                                            ---------
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 8,413,190 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                             $246,652
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $29.32
=================================================================
ADVISER CLASS
=================================================================
NET ASSETS
Applicable to 287,537 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                             $  8,431
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $29.32
=================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                        $339,116
  Undistributed Net Investment Income (Loss)               (1,563)
  Undistributed Realized Net Gain (Loss)                  (64,762)
  Unrealized Appreciation (Depreciation) on
    Investment Securities                                 (17,708)
-----------------------------------------------------------------
NET ASSETS                                               $255,083
=================================================================

+ See Note A1 to Financial Statements.
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.  17

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

SMALL CAP VALUE PORTFOLIO

The Small Cap Value Portfolio applies Miller Anderson & Sherrerd's value investment philosophy to the small-sized equity universe, combining fundamental research with a disciplined, quantitative investment process. MAS generally keeps sector weights within five percentage points of those of the Russell 2000 Index, with strategic over- and under-weightings assigned to different sectors based on their relative investment attractiveness. Decisions about portfolio composition and structure are made by a team of MAS equity professionals who specialize in the small- and mid-cap market segments.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                MAS SMALL CAP VALUE
                                   ---------------------------------------------

                                                                                    Institutional [ ]  Adviser P  Russell 2000
                                                           -------------------------------------------------------------------
                                                           Six Months                       (12.58)%    (12.63)%      (12.96)%
                                                           -------------------------------------------------------------------

                                                           One Year                         (20.19)%    (20.35)%      (15.33)%
                                                           -------------------------------------------------------------------

                                                           Five Years                         13.57%      13.50%         7.76%
                                                           -------------------------------------------------------------------

                                                           Ten Years                          16.47%      16.44%        11.80%
                                                           -------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   P Represents an investment in the Adviser
                                   Class which commenced operations 1/22/99.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   * Total returns are compared to the Russell
                                   2000 Index, an unmanaged market index.
                                   Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Small Cap Value Portfolio

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
COMMON STOCKS (92.5%)
=================================================================
BANKS (6.6%)
Astoria Financial Corp.                     159,200    $    8,507
City National Corp.                         157,600         6,053
Compass Bancshares, Inc.                    352,000         7,524
Dime Bancorp, Inc.                          195,700         6,409
First Tennessee National Corp.              150,500         4,651
Golden State Bancorp, Inc.                  431,300        12,025
Hibernia Corp., Class A                     479,200         6,694
Mercantile Bankshares Corp.                 109,184         4,040
Pacific Century Financial Corp.             407,800         7,748
Roslyn Bancorp, Inc.                        115,000         2,588
Sovereign Bancorp, Inc.                     291,300         2,467
TCF Financial Corp.                         222,600         8,412
-----------------------------------------------------------------
Group Total                                                77,118
=================================================================
BASIC RESOURCES (6.4%)
Agnico-Eagle Mines Ltd.                   1,529,300         9,436
AK Steel Holding Corp.                      351,300         3,530
Boise Cascade Corp.                         105,400         3,310
*Cytec Industries, Inc.                      69,900         2,238
*Freeport-McMoRan Copper & Gold, Inc.,
  Class B                                   927,300        12,101
Great Lakes Chemical Corp.                  108,900         3,348
*Inco Ltd.                                  364,800         5,410
*Lone Star Technologies, Inc.                66,400         2,839
Newmont Mining Corp.                        349,400         5,632
*Pactiv Corp.                               459,400         5,563
Phelps Dodge Corp.                           87,000         3,496
*Stillwater Mining Co.                      135,150         3,656
USX-U.S. Steel Group, Inc.                  208,400         3,061
Wellman, Inc.                               434,300         8,360
Westvaco Corp.                              128,600         3,116
-----------------------------------------------------------------
Group Total                                                75,096
=================================================================
BEVERAGE & PERSONAL PRODUCTS (1.5%)
*Constellation Brands, Inc.                 129,800         9,239
*Suiza Foods Corp.                          181,500         8,729
-----------------------------------------------------------------
Group Total                                                17,968
=================================================================
CONSUMER DURABLES (5.4%)
Callaway Golf Co.                           476,700        10,588
Centex Corp.                                127,500         5,310
D.R. Horton, Inc.                           272,398         5,761
*Furniture Brands International, Inc.       395,400         9,371
*Lear Corp.                                 370,600        10,859
Lennar Corp.                                183,200         7,302
*Toll Brothers, Inc.                        140,700         5,417
*Tower Automotive, Inc.                     788,300         8,458
-----------------------------------------------------------------
Group Total                                                63,066
=================================================================
CONSUMER SERVICES (4.7%)
*Adelphia Communications Corp., Class A     254,300        10,299
*Bally Total Fitness Holding Corp.          653,100        19,234
*Corinthian Colleges, Inc.                   83,800         3,373
FelCor Lodging Trust, Inc. REIT             202,400         4,645
Reynolds & Reynolds Co., Class A            326,100         6,277

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
*Scholastic Corp.                            84,900    $    3,062
*Valassis Communications, Inc.              277,150         8,037
-----------------------------------------------------------------
Group Total                                                54,927
=================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (2.5%)
*Affiliated Managers Group, Inc.             60,100         2,824
Allied Capital Corp.                        141,800         2,854
*Espeed, Inc., Class A                       62,200         1,271
*Investment Technology Group, Inc.          105,000         5,376
Investors Financial Services Corp.           70,700         4,145
Legg Mason, Inc.                             44,300         1,865
Radian Group, Inc.                          131,200         8,889
Raymond James Financial, Inc.                80,000         2,224
-----------------------------------------------------------------
Group Total                                                29,448
=================================================================
ENERGY (7.7%)
*Barrett Resources Corp.                     52,700         3,165
*Chesapeake Energy Corp.                    656,000         5,805
Cross Timbers Oil Co.                       241,100         5,967
Energen Corp.                                55,700         1,966
ENSCO International, Inc.                   157,100         5,498
Equitable Resources, Inc.                   162,300        11,199
*Global Marine, Inc.                        183,700         4,703
*Key Energy Services, Inc.                  216,700         2,319
*National-Oilwell, Inc.                     270,100         9,353
Ocean Energy, Inc.                          345,964         5,726
*Patterson Energy, Inc.                     167,300         5,291
Pogo Producing Co.                          223,200         6,587
*Precision Drilling Corp.                   150,700         5,375
*Rowan Cos., Inc.                           206,500         5,679
St. Mary Land & Exploration Co.             125,500         2,918
Tidewater, Inc.                             178,400         8,064
-----------------------------------------------------------------
Group Total                                                89,615
=================================================================
FOOD, TOBACCO & OTHER (3.9%)
Earthgrains Co.                             230,300         4,894
*Flowers Foods, Inc.                         42,320           851
*Fresh Del Monte Produce, Inc.              358,900         2,171
*NBTY, Inc.                               2,702,900        22,975
Sensient Technologies Corp.                 204,200         4,652
*Smithfield Foods, Inc.                      99,900         3,247
Universal Corp.                             165,700         6,533
-----------------------------------------------------------------
Group Total                                                45,323
=================================================================
HEALTH CARE (9.3%)
Alpharma, Inc., Class A                     313,200        10,254
*Aviron                                      47,600         1,978
Bergen Brunswig Corp., Class A              202,500         3,361
*Caremark Rx, Inc.                          784,800        10,234
++*Cell Pathways, Inc.                      527,800         1,715
*Cephalon, Inc.                             146,200         7,027
*COR Therapeutics, Inc.                     126,200         2,839
*Digene Corp.                               165,700         2,527
*First Health Group Corp.                   106,500         4,673
*Health Management Associates, Inc.,
  Class A                                   465,200         7,234
*Health Net, Inc.                           610,500        12,582
*Intermune Pharmaceuticals, Inc.            124,800         2,621
*Invitrogen Corp.                             9,000           494
*Laboratory Corp. of America Holdings        27,400         3,295
*Neopharm, Inc.                             146,000         3,112
*Oxford Health Plans, Inc.                  178,700         4,780

    The accompanying notes are an integral part of the financial statements.  19

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Small Cap Value Portfolio

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
*Pozen, Inc.                                446,600    $    3,573
*Priority Healthcare Corp., Class B         115,900         4,375
*Sepracor, Inc.                              42,000         1,344
*St. Jude Medical, Inc.                      47,200         2,542
*Telik, Inc.                                372,900         1,934
*Trigon Healthcare, Inc.                    128,500         6,618
*Universal Health Services, Inc., Class
  B                                         113,700        10,040
-----------------------------------------------------------------
Group Total                                               109,152
=================================================================
HEAVY INDUSTRY/TRANSPORTATION (13.8%)
*Alliant Techsystems, Inc.                   41,500         3,675
*Astec Industries, Inc.                     242,600         3,169
*CNH Global N.V.                            163,600         1,075
Cummins Engine Co., Inc.                    284,300        10,673
*EGL, Inc.                                  160,600         3,915
ITT Industries, Inc.                        200,900         7,785
*KPMG Consulting, Inc.                       38,500           500
Manitowoc Co., Inc.                         167,000         4,142
Martin Marietta Materials, Inc.             191,100         8,160
*Midwest Express Holdings, Inc.             148,700         2,351
National Service Industries, Inc.           114,300         2,680
*Navistar International Corp.               349,900         7,978
Newport News Shipbuilding, Inc.             254,400        12,440
Oshkosh Truck Corp.                         156,700         5,563
*Power-One, Inc.                            155,500         2,253
Precision Castparts Corp.                   209,500         6,924
*Radiant Systems, Inc.                       30,700           424
*Republic Services, Inc., Class A           581,600        10,905
Robbins & Myers, Inc.                       147,100         3,766
*Sensormatic Electronics Corp.              229,600         4,362
*Shaw Group, Inc.                            81,700         3,816
Skywest, Inc.                               126,400         2,939
*Spherion Corp.                             137,500           954
Stewart & Stevenson Services, Inc.          204,000         4,437
Teleflex, Inc.                              176,500         7,228
*Titan Corp.                                554,200         9,959
*U.S. Air Group, Inc.                       386,200        13,691
USFreightways Corp.                         168,000         5,292
Viasystems Group, Inc.                      407,800         1,223
Wabash National Corp.                       548,100         5,618
Werner Enterprises, Inc.                    246,925         4,228
-----------------------------------------------------------------
Group Total                                               162,125
=================================================================
INSURANCE (4.3%)
Allmerica Financial Corp.                   117,800         6,113
Annuity & Life RE Holdings Ltd.             161,200         4,796
Everest Reinsurance Holdings, Inc.          236,100        15,705
Fidelity National Financial, Inc.           207,600         5,557
Nationwide Financial Services, Inc.,
  Class A                                   162,900         6,187
Old Republic International Corp.            196,500         5,581
SAFECO Corp.                                230,000         6,483
-----------------------------------------------------------------
Group Total                                                50,422
=================================================================
REAL ESTATE INVESTMENT TRUSTS (4.7%)
AMB Property Corp.                          644,300        15,850
Avalonbay Communities, Inc.                  48,900         2,240
Camden Property Trust                       127,200         4,229
CarrAmerica Realty Corp.                     44,700         1,275
Chateau Communities, Inc.                   139,208         4,211
Duke Realty Investments, Inc.               559,066        12,942
Home Properties of N.Y., Inc.               132,622         3,780
Post Properties, Inc.                       182,700         6,395
Vornado Realty Trust                        100,800         3,612
-----------------------------------------------------------------
Group Total                                                54,534
=================================================================

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
RETAIL (9.7%)
*Abercrombie & Fitch Co., Class A           369,000    $   12,066
*American Eagle Outfitters                  301,650         8,672
Applebee's International, Inc.              117,500         4,193
*Barnes & Noble, Inc.                       259,200         6,195
*BJ's Wholesale Club, Inc.                  164,900         7,891
*Borders Group, Inc.                        606,600        10,209
*Brinker International, Inc.                144,750         4,040
*Children's Place Retail Stores, Inc.       363,600         8,726
Darden Restaurants, Inc.                    300,500         7,137
*Dress Barn (The), Inc.                     145,700         3,415
*Electronics Boutique Holdings Corp.        332,000         7,823
*Global Sports, Inc.                        319,000           997
*Jack in the Box, Inc.                       88,200         2,642
*Linens 'n Things, Inc.                     338,100         9,298
*Pacific Sunwear of California, Inc.        136,300         3,748
*Polo Ralph Lauren Corp.                    209,900         5,772
*Reebok International Ltd.                   90,500         2,250
*Sunglass Hut International, Inc.            59,900           685
*Venator Group, Inc.                        401,100         5,535
*Whole Foods Market, Inc.                    69,900         2,945
-----------------------------------------------------------------
Group Total                                               114,239
=================================================================
TECHNOLOGY (8.0%)
*Amkor Technology, Inc.                     457,500         7,463
*Aspen Technology, Inc.                      46,000         1,098
*Asyst Technologies, Inc.                    45,000           585
*Avocent Corp.                              103,000         2,247
*Citrix Systems, Inc.                        45,000           951
*Clarus Corp.                                17,700           113
*Commerce One, Inc.                          83,000           774
*Compuware Corp.                            463,800         4,522
*Concurrent Computer Corp.                  170,700         1,067
*Cypress Semiconductor Corp.                179,600         3,184
*Digital Lightwave, Inc.                     34,400           606
++*Diversinet Corp.                         357,143           384
*DuPont Photomasks, Inc.                     62,000         2,720
*Electronics for Imaging, Inc.              193,700         4,770
*FSI International, Inc.                    248,000         2,046
*Harmonic, Inc.                             457,000         2,571
*Informatica Corp.                          141,600         1,885
*Internet Security Systems, Inc.             84,100         2,301
*Interwoven, Inc.                           215,200         2,165
*IntraNet Solutions, Inc.                     4,600           110
*Iomega Corp.                               452,600         1,666
*LSI Logic Corp.                            130,200         2,048
*Metawave Communications Corp.               94,400           584
*MIPS Technologies, Inc., Class B           138,800         3,192
*Network Associates, Inc.                   827,100         6,824
*Niku Corp.                                 378,100         1,016
*Novell, Inc.                               307,600         1,538
*Optimal Robotics Corp.                     136,700         3,563
*Portal Software, Inc.                       90,000           759
*Power Integrations, Inc.                    44,800           773
*Powerwave Technologies, Inc.               249,700         3,402
*Quantum Corp. -- DLT & Storage Systems     662,100         7,680
*RF Micro Devices, Inc.                     379,100         4,431
*Secure Computing Corp.                     190,400         1,833
*Sybase, Inc.                               169,500         2,627
*SymmetriCom, Inc.                          178,700         2,167
*TranSwitch Corp.                           180,700         2,372
*Varian Semiconductor Equipment
  Associates, Inc.                          103,300         3,299
*Vignette Corp.                             300,300         1,933
-----------------------------------------------------------------
Group Total                                                93,269
=================================================================
UTILITIES (4.0%)
ALLETE                                      137,800         3,558
Kansas City Power & Light Co.               207,100         5,095
*Leap Wireless International, Inc.           98,900         2,775
National Fuel Gas Co.                       102,600         5,497

 20 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                            VALUE
                                             SHARES        (000)+
-----------------------------------------------------------------
OGE Energy Corp.                            125,900    $    2,894
Potomac Electric Power Co.                  582,800        13,626
Public Service Co. of New Mexico             70,200         2,037
Western Resources, Inc.                     379,100         9,042
*Western Wireless Corp., Class A             72,400         2,941
-----------------------------------------------------------------
Group Total                                                47,465
=================================================================
Total Common Stocks (Cost $1,032,915)                   1,083,767
=================================================================
                                             NUMBER
                                                 OF
                                           WARRANTS
                                          ---------
WARRANTS (0.0%)
*@Cell Pathways, Inc., expiring 6/30/02     712,530            --
  (Cost $0)
=================================================================
                                             SHARES
                                          ---------
UNIT TRUST (0.4%)
Nasdaq 100 Share Index                      116,700         4,569
  (Cost $5,056)
=================================================================
CASH EQUIVALENT (7.0%)
=================================================================
                                               FACE
                                             AMOUNT
                                              (000)
                                          ---------
REPURCHASE AGREEMENT (7.0%)
Chase Securities, Inc. 5.05%, dated
3/30/01, due 4/2/01, to be repurchased
at $82,149, collateralized by various
U.S. Government Obligations, due
2/21/22-11/15/28 valued at $82,810 (Cost
$82,115)                                    $82,115        82,115
-----------------------------------------------------------------
Total Investments (99.9%)
  (Cost $1,120,086)                                     1,170,451
=================================================================
OTHER ASSETS & LIABILITIES (0.1%)
Receivable for Investments Sold                           104,516
Dividends Receivable                                        1,127
Interest Receivable                                            35
Receivable for Fund Shares Sold                             3,937
Other Assets                                                   86
Payable for Investments Purchased                        (104,305)
Payable for Investment Advisory Fees                       (2,319)
Payable for Administrative Fees                               (82)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                 (77)
Payable for Distribution Fees -- Adviser
  Class                                                       (12)
Payable for Fund Shares Redeemed                           (1,332)
Other Liabilities                                             (46)
                                                       ----------
                                                            1,528
-----------------------------------------------------------------
NET ASSETS (100%)                                      $1,171,979
=================================================================

                                                            VALUE
                                                           (000)+
-----------------------------------------------------------------
                                          ---------
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 66,425,211 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                           $1,118,225
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $16.83
=================================================================
ADVISER CLASS
=================================================================
NET ASSETS
Applicable to 3,194,623 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                           $   53,754
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $16.83
=================================================================
NET ASSETS CONSIST OF:
  Paid in Capital                                      $1,236,741
  Undistributed Net Investment Income
    (Loss)                                                  2,679
  Undistributed Realized Net Gain (Loss)                 (117,806)
  Unrealized Appreciation (Depreciation) on
    Investment Securities                                  50,365
-----------------------------------------------------------------
NET ASSETS                                             $1,171,979
=================================================================

+    See Note A1 to Financial Statements.
*    Non-income producing security
++  Security is fair valued by the Adviser.
@   Value is less than $500.
REIT Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.  21

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

STRATEGIC SMALL VALUE PORTFOLIO

The Strategic Small Value Portfolio applies Miller Anderson & Sherrerd's value investment philosophy to the small-sized equity universe, combining fundamental research with a disciplined, quantitative investment process. MAS generally keeps sector weights within five percentage points of those of the Russell 2000 Value Index, with strategic over- and under-weightings assigned to different sectors based on their relative investment attractiveness. Decisions about portfolio composition and structure are made by a team of MAS equity professionals who specialize in the small- and mid-cap market segments.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                             MAS STRATEGIC SMALL VALUE
                                   ---------------------------------------------

                                                                          MAS Strategic   Russell 2000
                                                                           Small Value    Value Index
                                                           -------------------------------------------
                                                           Since              7.87%          17.17%
                                                             Inception
                                                           -------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Strategic Small Value Portfolio
                                   commenced operations on 6/30/00. Total
                                   returns are compared to the Russell 2000
                                   Value Index, an unmanaged market index.
                                   Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Strategic Small Value Portfolio

                                                          VALUE
                                               SHARES    (000)+
---------------------------------------------------------------
COMMON STOCKS (93.8%)
---------------------------------------------------------------
BANKS (8.2%)
Astoria Financial Corp.                          400     $   21
Commerce Bancorp, Inc.                           500         30
Cullen/Frost Bankers, Inc.                       500         17
FirstMerit Corp.                                 400         11
Fulton Financial Corp.                           700         14
Mercantile Bankshares Corp.                      400         15
National Penn Bancshares, Inc.                   210          5
New York Community Bancorp, Inc.                 750         22
*Silicon Valley Bancshares plc                   500         12
Sterling Bancshares, Inc.                      1,200         21
TCF Financial Corp.                              800         30
Trustmark Corp.                                  500         10
Westamerica Bancorp                              300         11
---------------------------------------------------------------
Group Total                                                 219
===============================================================
BASIC RESOURCES (5.4%)
AK Steel Holding Corp.                         1,500         15
Ferro Corp.                                      900         18
Gibraltar Steel Corp.                            500          8
*Ivex Packaging Corp.                            700         10
*Lone Star Technologies, Inc.                    300         13
Lyondell Petrochemical Co.                       800         11
Millenium Chemicals, Inc.                        600         10
*Mueller Industries, Inc.                        400         12
*Pactiv Corp.                                  1,400         17
*Scotts Co., Class A                             300         11
*Steel Dynamics, Inc.                          1,400         16
USX-U.S. Steel Group, Inc.                       300          4
---------------------------------------------------------------
Group Total                                                 145
===============================================================
BEVERAGE & PERSONAL PRODUCTS (2.5%)
Church & Dwight, Inc.                            700         15
*Constellation Brands, Inc.                      500         36
Dean Foods Co.                                   500         17
---------------------------------------------------------------
Group Total                                                  68
===============================================================
CONSUMER DURABLES (7.3%)
Borg-Warner Automotive, Inc.                     200          8
Centex Corp.                                     200          8
D.R. Horton, Inc.                                756         16
*Dal-Tile International, Inc.                  3,000         45
*Furniture Brands International, Inc.          1,000         24
KB Home                                          800         26
*Lear Corp.                                      500         15
Lennar Corp.                                     400         16
Pulte Corp.                                      200          8
Snap-On, Inc.                                    700         20
*Tower Automotive, Inc.                          800          9
---------------------------------------------------------------
Group Total                                                 195
===============================================================
CONSUMER SERVICES (4.5%)
*Argosy Gaming Co.                               700         18
*Aztar Corp.                                     700          7
*Bally Total Fitness Holding Corp.             1,600         47
*SCP Pool Corp.                                  700         23

                                                          VALUE
                                               SHARES    (000)+
---------------------------------------------------------------
*Station Casinos, Inc.                           900     $   13
*Valassis Communications, Inc.                   400         12
---------------------------------------------------------------
Group Total                                                 120
===============================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (5.8%)
Downey Financial Corp.                           100          5
Eaton Vance Corp.                                900         28
GATX Corp.                                       700         30
Morgan Keegan, Inc.                              900         24
Radian Group, Inc.                               400         27
Southwest Securities Group, Inc.                 850         16
WP Stewart & Co., Ltd.                         1,200         26
---------------------------------------------------------------
Group Total                                                 156
===============================================================
ENERGY (9.5%)
*ATP Oil & Gas Corp.                           1,500         18
*Cal Dive International, Inc.                    500         13
Energen Corp.                                  1,000         35
*Energy Partners Ltd.                            400          4
*Global Industries Ltd.                          400          6
*Grey Wolf, Inc.                               1,700         11
MDU Resources Group                              200          7
Mitchell Energy & Development Corp.              500         26
*National-Oilwell, Inc.                          500         17
New Jersey Resources Corp.                       100          4
*Parker Drilling Co.                             700          4
*Patterson Energy, Inc.                          600         19
*Pioneer Natural Resources Co.                 1,000         16
Southwest Gas Corp.                              900         19
Tidewater, Inc.                                  300         14
*Triton Energy Ltd.                              400          7
*UTI Worldwide Inc.                              600         10
Western Gas Resources, Inc.                      800         26
---------------------------------------------------------------
Group Total                                                 256
===============================================================
FOOD & TOBACCO (1.3%)
Delta & Pine Land Co.                            500         12
Earthgrains Co.                                1,100         23
---------------------------------------------------------------
Group Total                                                  35
===============================================================
HEALTH CARE (6.5%)
*Abiomed, Inc.                                   500          8
Alpharma, Inc., Class A                          700         23
Bergen Brunswig Corp., Class A                 1,700         28
Cooper Companies, Inc.                           600         28
*Core, Inc.                                    1,500          7
*Health Net, Inc.                              1,000         21
*Henry Schein, Inc.                              300         11
*Med-Design Corp.                                800         11
*Mid Atlantic Medical Services                 1,000         20
*Oxford Health Plans, Inc.                       600         16
---------------------------------------------------------------
Group Total                                                 173
===============================================================
HEAVY INDUSTRY/TRANSPORTATION (12.9%)
*Arkansas Best Corp.                           1,000         16
*Astec Industries, Inc.                          200          3
Brightpoint, Inc.                              1,700          4
Circor International Inc.                        700         10
*EGL, Inc.                                       700         17
First American Financial Corp.                   500         13

    The accompanying notes are an integral part of the financial statements.  23

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Strategic Small Value Portfolio

                                                          VALUE
                                               SHARES    (000)+
---------------------------------------------------------------
Manitowoc Co., Inc.                              600     $   15
*MasTec, Inc.                                    700          9
Milacron, Inc.                                 1,400         25
*Newpark Resources, Inc.                         600          5
*Oceaneering International, Inc.                 500         11
*OMI Corp.                                     2,400         16
Oshkosh Truck Corp.                              700         25
Overseas Shipholding Group                       500         14
Pentair, Inc.                                    400         10
*Sensormatic Electronics Corp.                 1,400         27
*Shaw Group, Inc.                                900         42
*Teledyne Technologies, Inc.                     300          4
*Tetra Tech, Inc.                                900         18
Texas Industries, Inc.                           200          6
Tredegar Corp.                                 1,000         18
U.S. Freightways Corp.                           600         19
*UTI Energy Corp.                                600         18
---------------------------------------------------------------
Group Total                                                 345
===============================================================
INSURANCE (6.5%)
Arthur J. Gallagher & Co.                        800         22
Everest Reinsurance Holdings, Inc.               500         33
Fidelity National Financial, Inc.                900         24
Harleysville Group Inc.                          500         11
HCC Insurance Holdings Inc.                      600         16
Liberty Corp.                                    300         10
Mony Group, Inc.                                 500         17
SAFECO Corp.                                     700         20
Stancorp Financial Group, Inc                    500         21
---------------------------------------------------------------
Group Total                                                 174
===============================================================
REAL ESTATE INVESTMENT TRUSTS (8.2%)
Alexandria Real Estate Equities, Inc.            500         19
AMB Property Corp.                               500         12
Avalonbay Communities, Inc.                      400         18
Boston Properties, Inc.                          300         12
Camden Property Trust                            700         23
CarrAmerica Realty Corp.                         300          9
Charles E. Smith Residential Realty, Inc.        400         18
Colonial Properties Trust                        400         11
Developers Diversified Realty Corp.              400          6
First Industrial Realty Trust                    300          9
Home Properties of N.Y., Inc.                    600         17
Kilroy Realty Corp.                              400         11
Liberty Property Trust                           400         11
Reckson Associates Realty Corp., Class B         400          9
Regency Centers Corp.                            500         13
SL Green Realty Corp.                            400         11
Vornado Realty Trust                             300         11
---------------------------------------------------------------
Group Total                                                 220
===============================================================
RETAIL (4.5%)
*Chico's FAS, Inc.                               200          7
*Columbia Sportswear Co.                         300         14
*Michaels Stores, Inc.                           300          9
Ross Stores, Inc.                                600         11
Talbots, Inc.                                    100          4
*Tropical Sportswear International Corp.       2,000         37
*United Stationers, Inc.                         900         22
*Venator Group, Inc.                           1,200         17
---------------------------------------------------------------
Group Total                                                 121
===============================================================
TECHNOLOGY (4.1%)
*Allen Telecom, Inc.                             600          8
*AremisSoft Corp.                              1,500         19
*Barra, Inc.                                     550         30
*Cymer, Inc.                                     400          9

                                                          VALUE
                                               SHARES    (000)+
---------------------------------------------------------------
*Fairchild Semiconductor Corp., Class A          800     $   10
*MEMC Electronic Materials, Inc.               1,000          7
*MRV Communications, Inc.                        900          6
*Sybase, Inc.                                    800         12
*Varian, Inc.                                    300          8
---------------------------------------------------------------
Group Total                                                 109
===============================================================
UTILITIES (6.6%)
Cleco Corp.                                      400         18
*EL Paso Electric Co.                          1,100         16
Empire District Electric Co.                     200          4
Idacorp, Inc.                                    200          8
Kansas City Power & Light Co.                    500         12
National Fuel Gas Co.                            400         21
OGE Energy Corp.                                 700         16
ONEOK, Inc.                                      600         25
*Orion Power Holdings, Inc.                      700         21
Philadelphia Suburban Corp.                      725         17
WGL Holdings, Inc.                               700         20
---------------------------------------------------------------
Group Total                                                 178
---------------------------------------------------------------
Total Common Stocks (Cost $2,391)                         2,514
---------------------------------------------------------------
CASH EQUIVALENTS (5.9%)
---------------------------------------------------------------
                                                FACE
                                               AMOUNT
                                               (000)
                                               ------
REPURCHASE AGREEMENT (5.9%)
Chase Securities, Inc. 5.05%, dated 3/30/01,
due 4/02/01, to be repurchased at $158,
collateralized by various U.S. Government
Obligations due 2/21/22-11/15/28, valued at
$158 (Cost $158)                               $ 158        158
---------------------------------------------------------------
Total Investments (99.7%) (Cost $2,549)                   2,672
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
Receivable for Investments Sold                          $  208
Dividends Receivable                                          3
Receivable from Investment Advisor                            4
Other Assets                                                 12
Payable for Investments Purchased                          (211)
Other Liabilities                                            (7)
                                                         ------
                                                              9
---------------------------------------------------------------
NET ASSETS (100%)                                        $2,681
---------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------
NET ASSETS
Applicable to 249,715 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                           $2,681
---------------------------------------------------------------
NET ASSET VALUE PER SHARE                                $10.74
---------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid In Capital                                        $2,544
  Undistributed Net Investment Income (Loss)                  6
  Undistributed Realized Net Gain (Loss)                      8
  Unrealized Appreciation (Depreciation) on
    Investment Securities                                   123
---------------------------------------------------------------
NET ASSETS                                               $2,681
---------------------------------------------------------------

+ See Note A1 to Financial Statements
* Non-income producing security

 24 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

VALUE PORTFOLIO

The Value Portfolio combines Miller Anderson & Sherrerd's disciplined stock valuation process with the judgment gained through considerable experience in low-P/E investing. Stocks with market capitalization above $2.5 billion, whose share price has underperformed the broad market such that the P/E ratio has fallen to the bottom 40% of the market's P/E, with flat-to-rising earnings, are considered for purchase. MAS also utilizes a formal sell discipline. Individual positions are sold when price appreciation or earnings-per-share deterioration raises the current P/E ratio to a level unacceptable to the Portfolio management team.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                     MAS VALUE
                                   ---------------------------------------------

                                                                                           Institutional [ ]    Investment L
                                                           ------------------------------------------------------------------
                                                           Six Months                           14.93%             14.81%
                                                           ------------------------------------------------------------------

                                                           One Year                             22.24%             22.05%
                                                           ------------------------------------------------------------------

                                                           Five Years                           11.41%             11.24%
                                                           ------------------------------------------------------------------

                                                           Ten Years                            15.05%             14.96%
                                                           ------------------------------------------------------------------

                                Adviser P   S&P 500 Index
                                -------------------------
                                 14.81%        (18.75)%
                                                           ------------------------------------------------------------------
                                 21.98%        (21.68)%
                                                           ------------------------------------------------------------------
                                 11.14%          14.17%
                                                           ------------------------------------------------------------------
                                 14.92%          14.42%
                                                           ------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   L Represents an investment in the Investment
                                   Class which commenced operations 5/6/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   P Represents an investment in the Adviser
                                   Class which commenced operations 7/17/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

                                   * Total returns are compared to the S&P 500
                                   Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Value Portfolio

                                                             VALUE
                                            SHARES          (000)+
------------------------------------------------------------------
COMMON STOCKS (96.4%)
------------------------------------------------------------------
BANKS (9.4%)
Bank of America Corp.                         295,000   $   16,151
First Union Corp. (N.C.)                      252,913        8,346
FleetBoston Financial Corp.                   597,258       22,547
JP Morgan Chase & Co.                         705,009       31,655
PNC Bank Corp.                                342,400       23,198
Washington Mutual, Inc., Series A             938,600       51,388
------------------------------------------------------------------
Group Total                                                153,285
==================================================================
BASIC RESOURCES (8.0%)
Air Products & Chemicals, Inc.                466,700       17,921
Dow Chemical Co.                              258,200        8,151
Engelhard Corp.                               965,200       24,960
IMC Global, Inc.                              760,694        9,357
International Paper Co.                       346,000       12,484
Lubrizol Corp.                                748,700       22,686
Praxair, Inc.                                 192,800        8,608
Rohm & Haas Co.                               150,200        4,628
Solutia, Inc.                                 615,000        7,503
Weyerhaeuser Co.                              270,600       13,744
------------------------------------------------------------------
Group Total                                                130,042
==================================================================
BEVERAGE & PERSONAL PRODUCTS (1.1%)
Fortune Brands International, Inc.            531,700       18,290
==================================================================
CONSUMER DURABLES (6.6%)
Black & Decker Corp.                          353,300       12,984
Dana Corp.                                    497,551        8,548
Ford Motor Co.                                916,399       25,769
Masco Corp.                                   955,100       23,056
Maytag Corp.                                  359,700       11,600
Whirlpool Corp.                               524,100       26,200
------------------------------------------------------------------
Group Total                                                108,157
==================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (3.4%)
Citigroup, Inc.                               545,222       24,524
Federal Home Loan Mortgage Corp.              143,700        9,316
Federal National Mortgage Association         134,400       10,698
Household International, Inc.                 187,500       11,108
------------------------------------------------------------------
Group Total                                                 55,646
==================================================================
ENERGY (7.8%)
Amerada Hess Corp.                            163,000       12,734
BP Amoco plc ADR                              342,200       16,980
Chevron Corp.                                 270,500       23,750
Conoco, Inc., Class B                         417,000       11,780
Kerr McGee Corp.                              139,200        9,034
Occidental Petroleum Corp.                    518,600       12,835
Texaco, Inc.                                  350,300       23,260
USX-Marathon Group, Inc.                      657,800       17,728
------------------------------------------------------------------
Group Total                                                128,101
==================================================================
HEALTH CARE (9.1%)
Bausch & Lomb, Inc.                           276,700       12,634
Beckman Coulter, Inc.                         367,898       14,381

                                                             VALUE
                                            SHARES          (000)+
------------------------------------------------------------------
*Health Net, Inc.                           2,452,584   $   50,548
*HEALTHSOUTH Corp.                          5,568,300       71,775
------------------------------------------------------------------
Group Total                                                149,338
==================================================================
HEAVY INDUSTRY/TRANSPORTATION (16.1%)
*AMR Corp.                                    481,680       16,917
Burlington Northern Santa Fe                  244,900        7,440
Caterpillar, Inc.                             226,600       10,056
CNF Transportation, Inc.                      398,900       11,524
Cooper Industries, Inc.                       559,700       18,722
Cummins Engine Co., Inc.                      708,686       26,604
Delta Air Lines, Inc.                         392,000       15,484
Dover Corp.                                   186,800        6,695
Eaton Corp.                                   271,402       18,591
Honeywell International, Inc.                 282,500       11,526
Illinois Tool Works, Inc.                     146,000        8,299
Ingersoll Rand Co.                            224,900        8,931
*Navistar International Corp.                 477,500       10,887
Parker-Hannifin Corp.                       1,070,437       42,518
Rockwell International Corp.                  203,100        7,383
Tecumseh Products Co., Class A                271,076       13,113
Textron, Inc.                                 137,000        7,787
TRW, Inc.                                     217,818        7,406
Waste Management, Inc.                        548,200       13,540
------------------------------------------------------------------
Group Total                                                263,423
==================================================================
INSURANCE (8.6%)
Ace Ltd.                                      624,800       22,968
Allstate Corp.                                534,640       22,423
American General Corp.                        587,210       22,461
Everest Reinsurance Holdings, Inc.            286,391       19,051
Hartford Financial Services Group, Inc.       369,906       21,824
MGIC Investment Corp.                         320,600       21,935
UnumProvident Corp.                           333,200        9,736
------------------------------------------------------------------
Group Total                                                140,398
==================================================================
RETAIL (6.1%)
Albertson's, Inc.                             270,700        8,614
Liz Claiborne, Inc.                           572,000       26,912
*Toys 'R' Us, Inc.                            531,951       13,352
*Tricon Global Restaurants, Inc.              667,400       25,488
V.F. Corp.                                    688,906       24,112
------------------------------------------------------------------
Group Total                                                 98,478
==================================================================
TECHNOLOGY (12.6%)
*Applied Materials, Inc.                      427,800       18,609
*Arrow Electronics, Inc.                      568,200       12,841
Avnet, Inc.                                   629,500       12,905
*Axcelis Technologies, Inc.                   319,888        3,699
Computer Associations International,
  Inc.                                      1,006,200       27,369
First Data Corp.                              459,300       27,425
Hewlett Packard Co.                           293,800        9,187
*Lexmark International Group, Inc.,
  Class A                                     489,600       22,286
*Micron Technology, Inc.                      256,100       10,636
*National Semiconductor Corp.                 645,500       17,267
*Quantum Corp.- DLT & Storage Systems       3,138,100       36,402
Sabre Group Holdings, Inc., Class A           163,681        7,557
------------------------------------------------------------------
Group Total                                                206,183
==================================================================

 26 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                             VALUE
                                            SHARES          (000)+
------------------------------------------------------------------
UTILITIES (7.6%)
AT&T Corp.                                    394,000   $    8,392
Duke Energy Corp.                             172,644        7,379
SBC Communications, Inc.                      505,800       22,574
Verizon Communications                        379,760       18,722
*Worldcom, Inc.                             3,563,700       66,597
------------------------------------------------------------------
Group Total                                                123,664
==================================================================
Total Common Stocks (Cost $1,428,422)                    1,575,005
==================================================================
CASH EQUIVALENTS (3.3%)
==================================================================
                                                 FACE
                                               AMOUNT
                                                (000)
                                          -----------
DISCOUNT NOTE (0.9%)
Federal Home Loan Mortgage Corporation
  4.88%, 5/31/01                          $    15,000       14,879
==================================================================
REPURCHASE AGREEMENT (2.4%)
Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/02/01, to be
  repurchased at $38,439 collateralized
  by various U.S. Government
  Obligations, due 2/21/22-11/15/28
  valued at $38,467                            38,423       38,423
------------------------------------------------------------------
Total Cash Equivalents (Cost $53,302)                       53,302
==================================================================
Total Investments (99.7%) (Cost $1,481,724)              1,628,307
==================================================================
OTHER ASSETS & LIABILITIES (0.3%)
Cash                                                             1
Receivable for Investments Sold                             58,344
Dividends Receivable                                         1,578
Interest Receivable                                             15
Receivable for Fund Shares Sold                              2,920
Investments Held as Collateral for
  Loaned Securities                                        148,762
Other Assets                                                   228
Payable for Investments Purchased                          (52,595)
Payable for Investment Advisory Fees                        (1,977)
Payable for Administrative Fees                               (113)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                 (215)
Payable for Distribution Fee -- Adviser
  Class                                                       (178)
Payable for Fund Shares Redeemed                            (2,871)
Payable for Shareholder Servicing Fee --
  Investment Class                                              (2)
Collateral on Securities Loaned, at
  Value                                                   (148,762)
Other Liabilities                                              (83)
                                                        ----------
                                                             5,052
------------------------------------------------------------------
NET ASSETS (100%)                                       $1,633,359
==================================================================

                                                             VALUE
                                                            (000)+
------------------------------------------------------------------
                                          -----------
INSTITUTIONAL CLASS
==================================================================
NET ASSETS
Applicable to 55,035,601 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                            $  807,963
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $14.68
==================================================================
INVESTMENT CLASS
==================================================================
NET ASSETS
Applicable to 1,098,654 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                            $   16,127
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $14.68
==================================================================
ADVISER CLASS
==================================================================
NET ASSETS
Applicable to 55,230,167 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                            $  809,269
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $14.65
==================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                       $1,542,778
  Undistributed Net Investment Income
    (Loss)                                                   5,023
  Undistributed Realized Net Gain (Loss)                   (61,025)
  Unrealized Appreciation (Depreciation) on
    Investment Securities                                  146,583
------------------------------------------------------------------
NET ASSETS                                              $1,633,359
==================================================================

+    See Note A1 to Financial Statements
*    Non-income producing security.
ADR  American Depositary Receipt.

    The accompanying notes are an integral part of the financial statements.  27

                                            MAS FUNDS

                                            FINANCIAL STATEMENTS

                                            SIX MONTHS ENDED MARCH 31, 2001
                                            ------------------------------------

Statements of Operations (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                           MID CAP      MID CAP      MID CAP
                                                              EQUITY       GROWTH      GROWTH II      VALUE
(IN THOUSANDS)                                               PORTFOLIO    PORTFOLIO    PORTFOLIO*   PORTFOLIO
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                    $   3,293   $     2,167   $        2   $   5,619
Interest                                                           450         2,226            3       3,285
-------------------------------------------------------------------------------------------------------------
Total Income                                                     3,743         4,393            5       8,904
=============================================================================================================
EXPENSES
Investment Advisory Services -- Note B                           1,490         6,746            8       5,465
Less Waived Fees                                                     -             -           (8)          -
Administrative Fee -- Note C                                       238         1,080            1         583
Custodian Fee -- Note E                                             42            78            4          54
Audit Fee                                                           12            11            6          12
Legal Fee                                                            6            27            -          14
Filing & Registration Fees                                          28            94            -          41
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                  -             -            -          24
Distribution Fees -- Adviser Class shares -- Note D                 10         1,193            -         135
Other Expenses                                                      28           128            1          68
Expenses Reimbursed by Advisor                                       -             -           (1)          -
=============================================================================================================
Total Expenses                                                   1,854         9,357           11       6,396
=============================================================================================================
Expense Offset -- Note I                                           (16)          (78)           -         (40)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                     1,838         9,279           11       6,356
-------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     1,905        (4,886)          (6)      2,548
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                          (47,857)     (509,563)      (1,046)     19,931
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                          (84,645)     (739,703)        (797)   (184,608)
Foreign Currency Transactions                                        -             6            -           -
-------------------------------------------------------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)                     (84,645)     (739,697)        (797)   (184,608)
-------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                               (132,502)   (1,249,260)      (1,843)   (164,677)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $(130,597)  $(1,254,146)  $   (1,849)  $(162,129)
-------------------------------------------------------------------------------------------------------------

* Commencement of Operations was December 28, 2000.

 28 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

                                            FINANCIAL STATEMENTS

                                            SIX MONTHS ENDED MARCH 31, 2001
                                            ------------------------------------

Statements of Operations (unaudited)

------------------------------------------------------------------------------------------------------------
                                                             SMALL CAP   SMALL CAP    STRATEGIC
                                                              GROWTH       VALUE     SMALL VALUE     VALUE
(IN THOUSANDS)                                               PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                    $      44   $   6,494   $        20   $  10,401
Interest                                                           182       3,018             6       3,652
------------------------------------------------------------------------------------------------------------
Total Income                                                       226       9,512            26      14,053
============================================================================================================
EXPENSES
Investment Advisory Services -- Note B                           1,601       4,703            13       3,454
Less Waived Fees                                                    --          --           (13)         --
Administrative Fee -- Note C                                       128         501             1         552
Custodian Fee -- Note E                                             34          47             3          38
Audit Fee                                                           12          12             5          18
Legal Fee                                                            4          13             -          13
Filing & Registration Fees                                          24          28             8          54
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                  -           -             -           7
Distribution Fees -- Adviser Class shares -- Note D                  1          68             -         753
Other Expenses                                                      19          52             2          63
Expenses Reimbursed by Advisor                                       -           -            (4)          -
------------------------------------------------------------------------------------------------------------
Total Expenses                                                   1,823       5,424            15       4,952
============================================================================================================
Expense Offset -- Note I                                           (34)        (47)            -         (38)
------------------------------------------------------------------------------------------------------------
Net Expenses                                                     1,789       5,377            15       4,914
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (1,563)      4,135            11       9,139
------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                          (59,787)   (105,513)           10      46,044
------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                         (111,124)    (67,892)           20      94,602
------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                               (170,911)   (173,405)           30     140,646
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $(172,474)  $(169,270)  $        41   $ 149,785
------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  29

                                            MAS FUNDS

Statements of Changes in Net Assets
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                                                       MID CAP
                                                                                                 MID CAP              GROWTH II
                                                               EQUITY PORTFOLIO             GROWTH PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX                           SIX
                                                                    YEAR      MONTHS            YEAR        MONTHS   DECEMBER 28,
                                                                   ENDED       ENDED           ENDED         ENDED       2000* TO
                                                           SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,     MARCH 31,      MARCH 31,
(IN THOUSANDS)                                                      2000        2001            2000          2001           2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                             $       1,896   $   1,905   $      (6,391)  $    (4,886)    $    (6)
  Realized Net Gain (Loss)                                       108,194     (47,857)        363,641      (509,563)     (1,046)
  Change in Unrealized Appreciation (Depreciation)                16,826     (84,645)        357,764      (739,697)       (797)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations                                                 126,916    (130,597)        715,014    (1,254,146)     (1,849)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                                           (1,798)     (1,781)             --            --          --
  Realized Net Gain                                             (194,869)   (101,691)       (150,641)     (231,665)         --
INVESTMENT CLASS#:
  Net Investment Income                                               (1)         --              --            --          --
  Realized Net Gain                                                 (274)         --              --            --          --
ADVISER CLASS:
  Net Investment Income                                               (2)        (14)             --            --          --
  Realized Net Gain                                                 (629)     (1,441)        (53,376)     (134,466)         --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (197,573)   (104,927)       (204,017)     (366,131)         --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                                          92,710     130,468       1,442,060       404,275       6,051
  In Lieu of Cash Distributions                                  190,400     102,257         144,239       221,069          --
  Redeemed                                                      (233,314)    (80,227)       (631,836)     (382,017)       (987)
INVESTMENT CLASS#:
  In Lieu of Cash Distributions                                      275          --              --            --          --
  Redeemed                                                        (1,188)         --              --            --          --
ADVISER CLASS:
  Issued                                                           3,761       6,360         636,003       361,672          --
  In Lieu of Cash Distributions                                      631       1,455          52,577       133,123          --
  Redeemed                                                        (1,203)     (1,247)       (113,567)     (125,691)         --
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase from Capital Share Transactions                  52,072     159,066       1,529,476       612,431       5,064
---------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                        (18,585)    (76,458)      2,040,473    (1,007,846)      3,215
NET ASSETS:
Beginning of Period                                              638,702     620,117       1,048,971     3,089,444          --
---------------------------------------------------------------------------------------------------------------------------------
End of Period                                              $     620,117   $ 543,659   $   3,089,444   $ 2,081,598     $ 3,215
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) included in
  end of period net assets                                 $         893   $   1,003   $          --   $    (4,886)    $    (6)
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                                    5,070       9,902          43,878        15,162         625
  In Lieu of Cash Distributions                                   11,625       8,262           5,005         9,641          --
  Shares Redeemed                                                (13,178)     (6,163)        (19,341)      (14,736)       (133)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Institutional Class Shares
      Outstanding                                                  3,517      12,001          29,542        10,067         492
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS#:
  In Lieu of Cash Distributions                                       17          --              --            --          --
  Shares Redeemed                                                    (67)         --              --            --          --
---------------------------------------------------------------------------------------------------------------------------------
    Decrease in Investment Class Shares Outstanding                  (50)         --              --            --          --
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Issued                                                      212         421          19,541        13,107          --
  In Lieu of Cash Distributions                                       39         118           1,839         5,877          --
  Shares Redeemed                                                    (66)        (96)         (3,509)       (5,204)         --
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Adviser Class Shares Outstanding                 185         443          17,871        13,780          --
---------------------------------------------------------------------------------------------------------------------------------

*  Commencement of Operations.

# The Investment class of the Equity Portfolio ceased operations as of June 1, 2000.

 30 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

Statements of Changes in Net Assets
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                               SMALL CAP GROWTH
                                               MID CAP VALUE PORTFOLIO             PORTFOLIO           SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                         SIX                          SIX
                                                       YEAR       MONTHS            YEAR      MONTHS            YEAR       MONTHS
                                                      ENDED        ENDED           ENDED       ENDED           ENDED        ENDED
                                              SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                                         2000         2001            2000        2001            2000         2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                $       3,097   $    2,548   $      (2,784)  $  (1,563)  $       5,166   $    4,135
  Realized Net Gain (Loss)                          167,559       19,931          24,174     (59,787)         91,380     (105,513)
  Change in Unrealized Appreciation
    (Depreciation)                                  118,977     (184,608)         81,574    (111,124)        101,247      (67,892)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                     289,633     (162,129)        102,964    (172,474)        197,793     (169,270)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                              (2,940)      (4,511)             --          --          (7,001)      (4,214)
  Realized Net Gain                                 (98,165)    (175,538)        (20,468)    (21,243)        (68,195)    (100,871)
INVESTMENT CLASS:
  Net Investment Income                                 (37)         (63)             --          --              --           --
  Realized Net Gain                                  (2,499)      (3,918)             --          --              --           --
ADVISER CLASS+:
  Net Investment Income                                 (79)        (209)             --          --            (149)         (86)
  Realized Net Gain                                  (5,142)     (16,262)             --          --          (1,641)      (4,627)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                            (108,862)    (200,501)        (20,468)    (21,243)        (76,986)    (109,798)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                            711,537      231,003         547,479     121,284         571,381      223,324
  In Lieu of Cash Distributions                      92,684      175,179          18,296      19,517          72,087      101,778
  Redeemed                                         (317,626)    (192,227)       (303,602)   (138,649)       (390,031)    (209,011)
INVESTMENT CLASS:
  Issued                                             16,804       14,707              --          --              --           --
  In Lieu of Cash Distributions                       2,117        3,725              --          --              --           --
  Redeemed                                          (18,527)      (2,831)             --          --              --           --
ADVISER CLASS+:
  Issued                                             65,295       61,749              --       8,760          39,376       20,184
  In Lieu of Cash Distributions                       4,843       16,347              --          --           1,789        4,712
  Redeemed                                          (22,290)     (45,823)             --         (10)        (12,276)      (6,819)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                            534,837      261,829         262,173      10,902         282,326      134,168
---------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                           715,608     (100,801)        344,669    (182,815)        403,133     (144,900)
NET ASSETS:
Beginning of Period                                 786,848    1,502,456          93,229     437,898         913,746    1,316,879
---------------------------------------------------------------------------------------------------------------------------------
End of Period                                 $   1,502,456   $1,401,655   $     437,898   $ 255,083   $   1,316,879   $1,171,979
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)
  included in end of period net assets        $       3,073   $      838   $          --   $  (1,563)  $       2,844   $    2,679
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                      31,117       10,784          10,932       3,142          26,596       11,901
  In Lieu of Cash Distributions                       4,550        8,906             412         583           3,849        5,766
  Shares Redeemed                                   (13,801)      (8,958)         (5,963)     (3,581)        (18,734)     (11,167)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
      Class Shares Outstanding                       21,866       10,732           5,381         144          11,711        6,500
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Issued                                         747          699              --          --              --           --
  In Lieu of Cash Distributions                         104          190              --          --              --           --
  Shares Redeemed                                      (822)        (127)             --          --              --           --
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment
      Class Shares Outstanding                           29          762              --          --              --           --
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS+:
  Shares Issued                                       2,810        2,753              --         288           1,863        1,040
  In Lieu of Cash Distributions                         238          831              --          --              95          267
  Shares Redeemed                                      (967)      (2,161)             --          --            (568)        (368)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class
      Shares Outstanding                              2,081        1,423              --         288           1,390          939
---------------------------------------------------------------------------------------------------------------------------------

+ The Small Cap Growth Portfolio began offering Adviser class shares on January
  11, 2001.

    The accompanying notes are an integral part of the financial statements.  31

                                            MAS FUNDS

Statements of Changes in Net Assets
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                STRATEGIC SMALL VALUE
                                                                      PORTFOLIO                   VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                                                     SIX                            SIX
                                                                   JUNE 30,       MONTHS             YEAR        MONTHS
                                                                   2000* TO        ENDED            ENDED         ENDED
                                                              SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,     MARCH 31,
(IN THOUSANDS)                                                         2000         2001             2000          2001
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                       $           6    $      11    $      13,225    $    9,139
  Realized Net Gain (Loss)                                               (2)          10          (83,973)       46,044
  Change in Unrealized Appreciation (Depreciation)                      103           20          147,319        94,602
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations                                                        107           41           76,571       149,785
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                                                  --          (11)         (12,262)       (4,789)
  Realized Net Gain                                                      --           --          (25,846)           --
  In Excess of Realized Net Gain                                         --           --          (85,794)           --
INVESTMENT CLASS:
  Net Investment Income                                                  --           --              (91)          (36)
  Realized Net Gain                                                      --           --             (240)           --
  In Excess of Realized Net Gain                                         --           --             (797)           --
ADVISER CLASS:
  Net Investment Income                                                  --           --           (2,959)       (2,328)
  Realized Net Gain                                                      --           --           (6,169)           --
  In Excess of Realized Net Gain                                         --           --          (20,478)           --
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                    --          (11)        (154,636)       (7,153)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                                              2,399          178          312,026       186,488
  In Lieu of Cash Distributions                                          --           11          115,045         4,528
  Redeemed                                                               --          (44)        (749,814)     (170,539)
INVESTMENT CLASS:
  Issued                                                                 --           --            8,807        28,467
  In Lieu of Cash Distributions                                          --           --            1,055            26
  Redeemed                                                               --           --          (14,802)      (16,930)
ADVISER CLASS:                                                                        --
  Issued                                                                 --           --          298,268       621,371
  In Lieu of Cash Distributions                                          --           --           28,994         2,303
  Redeemed                                                               --           --         (268,601)     (161,412)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions           2,399          145         (269,022)      494,302
-----------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                             2,506          175         (347,087)      636,934
NET ASSETS:
Beginning of Period                                                      --        2,506        1,343,512       996,425
-----------------------------------------------------------------------------------------------------------------------
End of Period                                                 $       2,506    $   2,681    $     996,425    $1,633,359
-----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) included in end
  of
  period net assets                                           $           6    $       6    $       3,037    $    5,023
-----------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                                         236           17           25,445        12,831
  In Lieu of Cash Distributions                                          --            1            9,841           345
  Shares Redeemed                                                        --           (4)         (60,973)      (11,862)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares
      Outstanding                                                       236           14          (25,687)        1,314
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Issued                                                          --           --              722         1,944
  In Lieu of Cash Distributions                                          --           --               90             2
  Shares Redeemed                                                        --           --           (1,208)       (1,164)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares
      Outstanding                                                        --           --             (396)          782
-----------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Issued                                                          --           --           23,931        42,770
  In Lieu of Cash Distributions                                          --           --            2,483           173
  Shares Redeemed                                                        --           --          (21,681)      (11,204)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares
      Outstanding                                                        --           --            4,733        31,739
-----------------------------------------------------------------------------------------------------------------------

* Commencement of Operations

 32 The accompanying notes are an integral part of the financial statements.

                                            EQUITY PORTFOLIO

Financial Highlights
(Amounts for the period ended March 31, 2001 are unaudited)

                                                                                     INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                                                                         ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                   MARCH 31,
      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           1996         1997        1998       1999      2000+        2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    24.43   $    25.67   $  29.45   $  20.44   $  19.82   $    17.28
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.50         0.36       0.24       0.14       0.05         0.04
  Net Realized and Unrealized Gain (Loss) on Investments          3.26         8.22      (1.04)      5.24       3.53        (3.27)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              3.76         8.58      (0.80)      5.38       3.58        (3.23)
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.50)       (0.40)     (0.28)     (0.17)     (0.05)       (0.05)
  Realized Net Gain                                              (2.02)       (4.40)     (7.93)     (5.83)     (6.07)       (2.75)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (2.52)       (4.80)     (8.21)     (6.00)     (6.12)       (2.80)
=================================================================================================================================
Net Asset Value, End of Period                              $    25.67   $    29.45   $  20.44   $  19.82   $  17.28   $    11.25
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     16.48%       38.46%     (2.66)%    30.15%     19.83%      (20.18)%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                       $1,442,261   $1,312,547   $872,662   $635,593   $615,078   $  535,422
Ratio of Expenses to Average Net Assets(1)                        0.60%        0.60%      0.61%      0.62%      0.61%        0.62%*
Ratio of Net Investment Income to Average Net Assets              1.95%        1.30%      0.94%      0.64%      0.27%        0.64%*
Portfolio Turnover Rate                                             67%          85%        77%       103%       211%          88%
---------------------------------------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Ratio Including Expense Offsets                                 0.60%        0.59%      0.59%      0.60%      0.61%        0.61%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                               ADVISER CLASS
-------------------------------------------------------------------------------------------------------------
                                                               JANUARY 16,                         SIX MONTHS
                                                                1998** TO         YEAR ENDED         ENDED
                                                              SEPTEMBER 30,     SEPTEMBER 30,      MARCH 31,
                                                                  1998          1999     2000+        2001
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       20.50    $20.42    $19.79    $    17.24
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.10      0.11      0.01          0.01
  Net Realized and Unrealized Gain (Loss) on Investments              (0.09)     5.21      3.53         (3.26)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   0.01      5.32      3.54         (3.25)
=============================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.09)    (0.12)    (0.02)        (0.03)
  Realized Net Gain                                                       -     (5.83)    (6.07)        (2.75)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.09)    (5.95)    (6.09)        (2.78)
=============================================================================================================
Net Asset Value, End of Period                                $       20.42    $19.79    $17.24    $    11.21
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          (0.02)%   29.80%    19.58%       (20.34)%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $         373    $2,123    $5,039    $    8,237
Ratio of Expenses to Average Net Assets(2)                             0.88%*    0.87%     0.86%         0.87%*
Ratio of Net Investment Income to Average Net Assets                   0.65%*    0.34%     0.04%         0.40%*
Portfolio Turnover Rate                                                  77%      103%      211%           88%
-------------------------------------------------------------------------------------------------------------
(2) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Ratio Including Expense Offsets                                      0.82%*    0.85%     0.86%         0.86%*
-------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
+ Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.  33

                                            MID CAP GROWTH PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                   INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                                                                         ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                     MARCH 31,
    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         1996        1997        1998        1999         2000          2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  18.60    $  20.53    $  21.84    $  18.62    $    25.77    $    35.15
=================================================================================================================================
Income from Investment Operations
  Net Investment Income (Loss)                               0.01       (0.01)      (0.03)      (0.01)        (0.06)        (0.03)
  Net Realized and Unrealized Gain (Loss) on
    Investments                                              4.70        4.75        0.24       10.65         13.71        (12.59)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         4.71        4.74        0.21       10.64         13.65        (12.62)
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                     (0.03)          -           -       (0.00)++          -             -
  Realized Net Gain                                         (2.75)      (3.43)      (3.43)      (3.49)        (4.27)        (3.86)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (2.78)      (3.43)      (3.43)      (3.49)        (4.27)        (3.86)
=================================================================================================================================
Net Asset Value, End of Period                           $  20.53    $  21.84    $  18.62    $  25.77    $    35.15    $    18.67
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                28.81%      28.05%       2.00%      64.27%        56.60%       (37.94)%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                    $403,281    $446,963    $429,955    $785,659    $2,109,750    $1,308,765
Ratio of Expenses to Average Net Assets(1)                   0.60%       0.63%       0.62%       0.62%         0.62%         0.62%*
Ratio of Net Investment Income to Average Net Assets         0.04%      (0.07)%     (0.13)%     (0.07)%       (0.21)%       (0.28)%*
Portfolio Turnover Rate                                       141%        134%        172%        208%          169%           74%
---------------------------------------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses
  to Average Net Assets:
  Ratio Including Expense Offsets                            0.60%       0.61%       0.60%       0.60%         0.61%         0.60%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    ADVISER CLASS
------------------------------------------------------------------------------------------------------------------------
                                                               JANUARY 31,                                    SIX MONTHS
                                                                1997** TO                                       ENDED
                                                              SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,      MARCH 31,
                                                                  1997         1998       1999       2000        2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       17.04   $ 21.81   $  18.55   $  25.59   $    34.79
========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                        (0.02)    (0.03)     (0.05)     (0.09)       (0.06)
  Net Realized and Unrealized Gain (Loss) on Investments               4.79      0.20      10.58      13.56       (12.44)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   4.77      0.17      10.53      13.47       (12.50)
========================================================================================================================
DISTRIBUTIONS
  Realized Net Gain                                                       -     (3.43)     (3.49)     (4.27)       (3.86)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $       21.81   $ 18.55   $  25.59   $  34.79   $    18.43
------------------------------------------------------------------------------------------------------------------------
    Total Return                                                      27.99%     1.79%     63.87%     56.24%      (37.99)%
========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $       1,200   $51,058   $263,312   $979,694   $  772,833
Ratio of Expenses to Average Net Assets(2)                             0.88%*    0.87%      0.88%      0.87%        0.87%*
Ratio of Net Investment Income to Average Net Assets                  (0.41)%*   (0.25)%    (0.31)%    (0.46)%      (0.53)%*
Portfolio Turnover Rate                                                 134%      172%       208%       169%          74%
------------------------------------------------------------------------------------------------------------------------
(2) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Ratio Including Expense Offsets                                      0.86%*    0.84%      0.86%      0.86%        0.85%*
------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
++ Amount is less than $0.01 per share.

 34 The accompanying notes are an integral part of the financial statements.

                                            MID CAP GROWTH II PORTFOLIO

Financial Highlights
(Amounts for the period ended March 31, 2001 are unaudited)

                                                         INSTITUTIONAL CLASS
----------------------------------------------------------------------------
                                                                DECEMBER 28,
                                                                   2000** TO
                                                                   MARCH 31,
       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2001
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $      10.00
============================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                         (0.01)
  Net Realized and Unrealized Gain (Loss) on Investments               (3.46)
----------------------------------------------------------------------------
    Total from Investment Operations                                   (3.47)
----------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                    -
  Realized Net Gain                                                        -
----------------------------------------------------------------------------
    Total Distributions                                                    -
----------------------------------------------------------------------------
Net Asset Value, End of Period                                  $       6.53
============================================================================
TOTAL RETURN                                                          (34.70)%
============================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                           $      3,215
Ratio of Expenses to Average Net Assets(1)                              1.79%*
Ratio of Net Investment Income to Average Net Assets                   (0.50)%*
Portfolio Turnover Rate                                                  137%
----------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to
Average Net Assets:
  Reduction in Ratio due to Expense Reimbursement/Waiver                0.89%*
  Ratio Including Expense Offsets                                       0.90%*
----------------------------------------------------------------------------

*  Annualized
** Initial offering of Institutional Class Shares.

    The accompanying notes are an integral part of the financial statements.  35

                                            MID CAP VALUE PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      SIX MONTHS
                                                                                                                           ENDED
                                                                         YEAR ENDED SEPTEMBER 30,                      MARCH 31,
    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        1996       1997+       1998+       1999+        2000+            2001+
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 13.45    $  14.49    $  21.80    $  18.12    $    21.88    $    25.07
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.11        0.05        0.08        0.12          0.06          0.04
  Net Realized and Unrealized Gain (Loss) on
    Investments                                             2.52        8.37       (1.53)       5.01          5.78         (2.57)
================================================================================================================================
    Total from Investment Operations                        2.63        8.42       (1.45)       5.13          5.84         (2.53)
================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                    (0.55)      (0.10)      (0.04)      (0.06)        (0.08)        (0.08)
  Realized Net Gain                                        (1.04)      (1.01)      (2.19)      (1.31)        (2.57)        (3.22)
================================================================================================================================
    Total Distributions                                    (1.59)      (1.11)      (2.23)      (1.37)        (2.65)        (3.30)
================================================================================================================================
Net Asset Value, End of Period                           $ 14.49    $  21.80    $  18.12    $  21.88    $    25.07    $    19.24
================================================================================================================================
TOTAL RETURN                                               22.30%      61.40%      (6.92)%     29.44%        29.48%       (10.38)%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                    $50,449    $220,260    $420,555    $721,015    $1,374,275    $1,261,229
Ratio of Expenses to Average Net Assets(1)                  0.88%       0.90%       0.90%       0.87%         0.87%         0.86%*
Ratio of Net Investment Income to Average Net Assets        1.61%       0.28%       0.40%       0.57%         0.28%         0.37%*
Portfolio Turnover Rate                                      377%        184%        213%        244%          226%           99%
================================================================================================================================
(1) Supplemental Information on the Ratio of Expenses
  to Average Net Assets:
  Reduction in Ratio due to Expense Reimbursement/
    Waiver                                                  0.18%       0.02%        N/A         N/A           N/A           N/A
  Ratio Including Expense Offsets                           0.88%       0.88%       0.88%       0.86%         0.85%         0.85%*
================================================================================================================================

                                                                                     INVESTMENT CLASS
--------------------------------------------------------------------------------------------------------------------------------
                                                             MAY 10,                                                  SIX MONTHS
                                                            1996** TO                                                   ENDED
                                                          SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,            MARCH 31,
                                                              1996         1997+      1998+      1999+      2000+       2001+
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       13.77    $14.48    $ 21.75    $ 18.05    $ 21.80    $    24.97
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.04      0.01       0.05       0.09       0.03          0.02
  Net Realized and Unrealized Gain (Loss) on Investments           0.67      8.36      (1.53)      5.00       5.75         (2.54)
================================================================================================================================
    Total from Investment Operations                               0.71      8.37      (1.48)      5.09       5.78         (2.52)
================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                              --     (0.09)     (0.03)     (0.03)     (0.04)        (0.05)
  Realized Net Gain                                                  --     (1.01)     (2.19)     (1.31)     (2.57)        (3.22)
================================================================================================================================
    Total Distributions                                              --     (1.10)     (2.22)     (1.34)     (2.61)        (3.27)
================================================================================================================================
Net Asset Value, End of Period                            $       14.48    $21.75    $ 18.05    $ 21.80    $ 24.97    $    19.18
================================================================================================================================
TOTAL RETURN                                                       5.16%    61.05%     (7.08)%    29.30%     29.25%       (10.38)%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                     $         127    $1,238    $18,861    $25,197    $29,593    $   37,325
Ratio of Expenses to Average Net Assets(2)                         1.03%*    1.09%      1.05%      1.02%      1.02%         1.01%*
Ratio of Net Investment Income to Average Net Assets               0.86%*    0.04%      0.25%      0.42%      0.14%         0.22%*
Portfolio Turnover Rate                                             377%      184%       213%       244%       226%           99%
================================================================================================================================
(2) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Reduction in Ratio due to Expense Reimbursement/Waiver           0.14%*    4.60%       N/A        N/A        N/A           N/A
  Ratio Including Expense Offsets                                  1.03%*    1.07%      1.03%      1.01%      1.00%         1.00%*
================================================================================================================================

 * Annualized
 ** Initial offering of Investment Class shares
 + Per share amounts are based upon average shares outstanding.

 36 The accompanying notes are an integral part of the financial statements.

                                            MID CAP VALUE PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                  ADVISER CLASS
-----------------------------------------------------------------------------------------------------------------
                                                                  JULY 17,                             SIX MONTHS
                                                                 1998*** TO          YEAR ENDED          ENDED
                                                                SEPTEMBER 30,      SEPTEMBER 30,       MARCH 31,
       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               1998+         1999+      2000+       2001+
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $       21.82    $ 18.12    $ 21.86    $    25.02
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                  0.01       0.07       0.01          0.02
  Net Realized and Unrealized Gain (Loss) on Investments                (3.71)      5.01       5.76         (2.56)
=================================================================================================================
    Total from Investment Operations                                    (3.70)      5.08       5.77         (2.54)
=================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                                    --      (0.03)     (0.04)        (0.04)
  Realized Net Gain                                                        --      (1.31)     (2.57)        (3.22)
=================================================================================================================
    Total Distributions                                                    --      (1.34)     (2.61)        (3.26)
=================================================================================================================
Net Asset Value, End of Period                                  $       18.12    $ 21.86    $ 25.02    $    19.22
=================================================================================================================
TOTAL RETURN                                                           (16.96)%    29.12%     29.12%       (10.45)%
=================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                           $       4,919    $40,636    $98,588    $  103,101
Ratio of Expenses to Average Net Assets(2)                               1.24%*     1.12%      1.12%         1.11%*
Ratio of Net Investment Income to Average Net Assets                     0.25%*     0.33%      0.03%         0.12%*
Portfolio Turnover Rate                                                   213%       244%       226%           99%
=================================================================================================================
(2) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Ratio Including Expense Offsets                                        1.17%*     1.11%      1.10%         1.10%*
=================================================================================================================

 * Annualized
*** Initial offering of Adviser Class shares
 + Per share amounts are based upon average shares outstanding.

    The accompanying notes are an integral part of the financial statements.  37

                                            SMALL CAP GROWTH PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                  INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                            JUNE 30, 1998** TO       SEPTEMBER 30,       SIX MONTHS ENDED
      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        SEPTEMBER 30, 1998     1999+       2000       MARCH 31, 2001
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $            10.00    $  8.57    $  32.28    $          52.96
=========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                           (0.01)     (0.13)      (0.34)              (0.19)
  Net Realized and Unrealized Gain (Loss) on Investments                 (1.42)     23.84       25.42              (20.66)
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (1.43)     23.71       25.08              (20.85)
=========================================================================================================================
DISTRIBUTIONS
  Realized Net Gain                                                          -          -       (4.40)              (2.79)
=========================================================================================================================
Net Asset Value, End of Period                              $             8.57    $ 32.28    $  52.96    $          29.32
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            (14.30)%   276.66%      80.31%             (40.03)%
=========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (Thousands)                     $            3,004    $93,229    $437,898    $        246,652
  Ratio of Expenses to Average Net Assets(1)                              1.16%*     1.18%       1.14%               1.14%*
  Ratio of Net Investment Income (Loss) to Average Net
    Assets                                                               (0.46)%*   (0.50)%     (0.77)%             (0.98)%*
  Portfolio Turnover Rate                                                   67%       300%        206%                 87%
-------------------------------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to
    Average Net Assets:
  Reduction in Ratio due to Expense Reimbursement/Waiver                  3.67%*     0.15%        N/A                 N/A
  Ratio Including Expense Offsets                                         1.15%*     1.15%       1.12%               1.12%*
-------------------------------------------------------------------------------------------------------------------------


                                                                     ADVISER CLASS
----------------------------------------------------------------------------------
                                                             JANUARY 11, 2001**TO
                                                                MARCH 31, 2001
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $               35.93
==================================================================================
Income from Investment Operations
  Net Investment Income (Loss)                                               (0.01)
  Net Realized and Unrealized Gain (Loss) on Investments                     (6.60)
----------------------------------------------------------------------------------
    Total from Investment Operations                                         (6.61)
==================================================================================
Net Asset Value, End of Period                               $               29.32
----------------------------------------------------------------------------------
TOTAL RETURN                                                                (40.03)%
==================================================================================
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (Thousands)                      $               8,431
  Ratio of Expenses to Average Net Assets(1)                                  1.35%*
  Ratio of Net Investment Income (Loss) to Average Net
    Assets                                                                   (1.15)%*
  Portfolio Turnover Rate                                                       87%
----------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to
    Average Net Assets:
  Ratio Including Expense Offsets                                             1.33%*
----------------------------------------------------------------------------------

 * Annualized
** Initial offerings of Institutional and Adviser Class shares, respectively.
 + Per share amounts are based on average shares outstanding.

 38 The accompanying notes are an integral part of the financial statements.

                                            SMALL CAP VALUE PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                   INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                  SIX MONTHS ENDED
    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        1996       1997       1998      1999+       2000+      MARCH 31, 2001+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  18.28   $  19.64   $  24.97   $  17.37   $    18.62      $    21.18
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.18       0.15       0.16       0.13         0.09            0.06
  Net Realized and Unrealized Gain (Loss) on
    Investments                                             3.62       8.39      (4.33)      3.65         4.01           (2.64)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        3.80       8.54      (4.17)      3.78         4.10           (2.58)
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                    (0.20)     (0.11)     (0.14)     (0.07)       (0.14)          (0.07)
  Realized Net Gain                                        (2.24)     (3.10)     (3.29)     (2.46)       (1.40)          (1.70)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (2.44)     (3.21)     (3.43)     (2.53)       (1.54)          (1.77)
=================================================================================================================================
Net Asset Value, End of Period                          $  19.64   $  24.97   $  17.37   $  18.62   $    21.18      $    16.83
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               24.00%     49.81%    (18.34)%    23.83%       23.11%         (12.58)%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $585,457   $897,396   $716,729   $897,629   $1,269,171      $1,118,225
Ratio of Expenses to Average Net Assets(1)                  0.86%      0.86%      0.86%      0.86%        0.86%           0.85%*
Ratio of Net Investment Income to Average Net Assets        0.99%      0.70%      0.71%      0.70%        0.43%           0.67%*
Portfolio Turnover Rate                                      145%       107%       163%       251%         193%             73%
---------------------------------------------------------------------------------------------------------------------------------
(1) Supplemental information on the Ratio of Expenses
  to Average Net Assets:
  Ratio Including Expense Offsets                           0.86%      0.86%      0.86%      0.86%        0.85%           0.85%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     ADVISER CLASS
---------------------------------------------------------------------------------------------------------------------------
                                                             JANUARY 22, 1999** TO       YEAR ENDED        SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999+    SEPTEMBER 30, 2000+   MARCH 31, 2001+
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 17.32                $ 18.62             $ 21.15
===========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.06                   0.04                0.04
  Net Realized and Unrealized Gain (Loss) on Investments               1.24                   4.02               (2.63)
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   1.30                   4.06               (2.59)
===========================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                                   -                  (0.13)              (0.03)
  Realized Net Gain                                                       -                  (1.40)              (1.70)
---------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                   -                  (1.53)              (1.73)
===========================================================================================================================
Net Asset Value, End of Period                                      $ 18.62                $ 21.15             $ 16.83
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           7.51%                 22.83%             (12.63)%
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                               $16,117                $47,708             $53,754
Ratio of Expenses to Average Net Assets(2)                             1.11%*                 1.11%               1.10%*
Ratio of Net Investment Income to Average Net Assets                   0.45%*                 0.18%               0.41%*
Portfolio Turnover Rate                                                 251%                   193%                 73%
---------------------------------------------------------------------------------------------------------------------------
(2) Supplemental information on the Ratio of Expenses to
  Average Net Assets:
  Ratio Including Expense Offsets                                      1.10%*                 1.10%               1.10%*
---------------------------------------------------------------------------------------------------------------------------

*   Annualized
**  Initial offering of Adviser Class shares
+  Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.  39

                                            STRATEGIC SMALL VALUE PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                      INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------
                                                             JUNE 30, 2000** TO   SIX MONTHS ENDED
       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        SEPTEMBER 30, 2000    MARCH 31, 2001
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.00              $10.62
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                              0.03                0.04
  Net Realized and Unrealized Gain on Investments                    0.59                0.13
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 0.62                0.17
==================================================================================================
DISTRIBUTIONS
  Net Investment Income                                                 -               (0.05)
--------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                                   $10.62              $10.74
--------------------------------------------------------------------------------------------------
    Total Return                                                     6.20%               7.87%
==================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                              $2,506              $2,681
Ratio of Expenses to Average Net Assets(1)                           1.31%*              2.42%*
Ratio of Net Investment Income to Average Net Assets                 1.15%*              0.83%*
Portfolio Turnover Rate                                                33%                 36%
--------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Reduction in Ratio due to Expense Reimbursement/Waiver             4.23%*              1.27%*
  Ratio Including Expense Offsets                                    1.15%*              1.15%*
--------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Institutional Class Shares.

 40 The accompanying notes are an integral part of the financial statements.

                                            VALUE PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                    INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                                                                         ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                   MARCH 31,
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          1996        1997+         1998        1999+       2000+     2001+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    14.89   $    15.61   $    20.37   $    15.16   $  13.59  $  12.86
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.30         0.34         0.34         0.21       0.16      0.10
  Net Realized and Unrealized Gain (Loss) on Investments        2.20         5.75        (3.38)        1.11       0.95      1.81
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            2.50         6.09        (3.04)        1.32       1.11      1.91
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                        (0.32)       (0.30)       (0.36)       (0.28)     (0.18)     (0.09)
  Realized Net Gain                                            (1.46)       (1.03)       (1.81)       (2.61)     (1.27)        --
  In Excess of Realized Net Gain                                  --           --           --           --      (0.39)        --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (1.78)       (1.33)       (2.17)       (2.89)     (1.84)     (0.09)
=================================================================================================================================
Net Asset Value, End of Period                            $    15.61   $    20.37   $    15.16   $    13.59   $  12.86  $  14.68
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   18.41%       41.25%      (16.41)%       8.30%      9.67%     14.93%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                     $1,844,740   $3,542,772   $2,288,236   $1,079,356   $690,859  $807,963
Ratio of Expenses to Average Net Assets(1)                      0.61%        0.62%        0.60%        0.63%      0.61%      0.61%*
Ratio of Net Investment Income to Average Net Assets            2.07%        1.93%        1.76%        1.38%      1.32%      1.43%*
Portfolio Turnover Rate                                           53%          46%          56%          53%        50%        27%
---------------------------------------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Ratio Including Expense Offsets                               0.60%        0.61%        0.59%        0.62%      0.60%      0.60%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      INVESTMENT CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                               MAY 6,                                                  SIX MONTHS
                                                              1996** TO                                                  ENDED
                                                            SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,           MARCH 31,
                                                                1996          1997+      1998      1999+     2000+       2001+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $14.97       $ 15.60    $ 20.36    $15.15    $13.58     $ 12.86
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.12          0.31       0.31      0.19      0.15        0.09
  Net Realized and Unrealized Gain (Loss) on Investments          0.59          5.75      (3.38)     1.12      0.94        1.81
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.71          6.06      (3.07)     1.31      1.09        1.90
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.08)        (0.27)     (0.33)    (0.27)    (0.15)      (0.08)
  Realized Net Gain                                                  -         (1.03)     (1.81)    (2.61)    (1.27)          -
  In Excess of Realized Net Gain                                     -             -          -         -     (0.39)          -
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.08)        (1.30)     (2.14)    (2.88)    (1.81)      (0.08)
=================================================================================================================================
Net Asset Value, End of Period                                  $15.60       $ 20.36    $ 15.15    $13.58    $12.86     $ 14.68
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.78%        41.01%    (16.55)%    8.20%     9.50%      14.81%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                           $9,244       $29,847    $24,527    $9,673    $4,069     $16,127
Ratio of Expenses to Average Net Assets(2)                        0.76%*        0.80%      0.75%     0.78%     0.76%       0.76%*
Ratio of Net Investment Income to Average Net Assets              2.05%*        1.75%      1.62%     1.25%     1.19%       1.30%*
Portfolio Turnover Rate                                             53%           46%        56%       53%       50%         27%
---------------------------------------------------------------------------------------------------------------------------------
(2) Supplemental Information on the Ratio of Expenses to
  Average Net Assets:
  Reduction in Ratio due to Expense Reimbursement/Waiver           N/A          0.09%       N/A       N/A       N/A         N/A
  Ratio Including Expense Offsets                                 0.75%*        0.79%      0.74%     0.77%     0.75%       0.75%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares
+  Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.  41

                                            VALUE PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                               ADVISER CLASS
-------------------------------------------------------------------------------------------------------------------------
                                                     JULY 17,                                                  SIX MONTHS
                                                     1996** TO                                                   ENDED
                                                   SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,            MARCH 31,
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       1996         1997+       1998      1999+      2000+       2001+
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 14.11      $  15.61   $  20.35   $  15.13   $  13.57    $  12.83
=========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.01          0.30       0.29       0.17       0.13        0.09
  Net Realized and Unrealized Gain (Loss) on
    Investments                                          1.49          5.74      (3.38)      1.12       0.94        1.80
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     1.50          6.04      (3.09)      1.29       1.07        1.89
=========================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                     -         (0.27)     (0.32)     (0.24)     (0.15)      (0.07)
  Realized Net Gain                                         -         (1.03)     (1.81)     (2.61)     (1.27)          -
  In Excess of Realized Net Gain                            -             -          -          -      (0.39)          -
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     -         (1.30)     (2.13)     (2.85)     (1.81)      (0.07)
=========================================================================================================================
Net Asset Value, End of Period                        $ 15.61      $  20.35   $  15.13   $  13.57   $  12.83    $  14.65
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.63%        40.87%    (16.66)%     8.10%      9.31%      14.81%
=========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                 $15,493      $201,253   $325,272   $254,483   $301,497    $809,269
Ratio of Expenses to Average Net Assets(2)               0.86%*        0.90%      0.85%      0.88%      0.86%       0.86%*
Ratio of Net Investment Income to Average Net
  Assets                                                 1.66%*        1.63%      1.52%      1.10%      1.05%       1.20%*
Portfolio Turnover Rate                                    53%           46%        56%        53%        50%         27%
-------------------------------------------------------------------------------------------------------------------------
(2) Supplemental Information on the Ratio of
  Expenses to Average Net Assets:
  Ratio Including Expense Offsets                        0.85%*        0.89%      0.84%      0.87%      0.85%       0.85%*
-------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
+  Per share amounts are based on average shares outstanding.

 42 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2001, the Fund was comprised of twenty-five active portfolios (each referred to as a "Portfolio"). The Funds offer up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D. The financial statements for the Cash Reserves, Domestic Fixed Income, Fixed Income, Fixed Income II, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Multi-Markets Fixed Income, Municipal, Special Purpose Fixed Income, Balanced, Multi-Asset-Class, Advisory Foreign Fixed Income, Advisory Foreign Fixed II, and Advisory Mortgage Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. A Portfolios' short term securities, maturing 60 days or less, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

 2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its income and net capital gain. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreement. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

   Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

   Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets.

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

   Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. SWAP AGREEMENTS: Each Portfolio, except the Mid Cap Growth and Mid Cap Growth II Portfolios, may enter into swap agreements to exchange the interest rate on or return generated by one nominal instrument for the return generated by another nominal instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is earmarked in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that, as asset earmarking reaches certain levels, a portfolio might lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

 9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

   A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth and Mid Cap Growth II Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

   At March 31, 2001, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower levels of governmental supervision and regulation of foreign securities markets, relative currency valuation fluctuations, and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for those of the Small Cap Value, Mid Cap Growth, Mid Cap Growth II, Mid Cap Value, Small Cap Growth, and Strategic Small Value Portfolios which are declared and paid annually. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note I), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
   (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

   Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Miller Anderson & Sherrerd, LP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

rate to each Portfolio's average daily net assets for the quarter. For the periods ended March 31, 2001 the investment advisory fees of each of the Portfolios were:

---------------------------------------------------------------------------
                                          VOLUNTARY EXPENSE LIMITATIONS
                              ANNUAL   ------------------------------------
                          INVESTMENT   INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO               ADVISORY FEE           CLASS        CLASS     CLASS
---------------------------------------------------------------------------
Equity                         0.500%             --%          --%       --%
---------------------------------------------------------------------------
Mid Cap Growth                 0.500              --           --        --
---------------------------------------------------------------------------
Mid Cap Growth II              0.750            0.90           --        --
---------------------------------------------------------------------------
Mid Cap Value                  0.750              --           --        --
---------------------------------------------------------------------------
Small Cap Growth               1.000            1.15           --      1.40
---------------------------------------------------------------------------
Small Cap Value                0.750              --           --        --
---------------------------------------------------------------------------
Strategic Small Value          1.000            1.15           --        --
---------------------------------------------------------------------------
Value                          0.500              --           --        --
---------------------------------------------------------------------------

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Company ("JPMIS") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Miller Anderson & Sherrerd, LP is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays a distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. J.P. Morgan Chase & Company serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not an interested person, as defined under the Investment Company Act of 1940, as amended, an annual fee plus reimbursement of travel and other expenses incurred in attending Board meetings. Trustees who are also affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an interested person, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred, for the six months ended March 31, 2001 by the Portfolios were $61,000.

Expenses for the six months ended March 31, 2001 include legal fees paid to Morgan, Lewis & Bockius, LLP.

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the periods ended March 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

                                            (000)
-----------------------------------------------------------
PORTFOLIO                           PURCHASES         SALES
-----------------------------------------------------------
Equity                             $  554,450    $  516,021
-----------------------------------------------------------
Mid Cap Growth                      2,168,353     1,952,419
-----------------------------------------------------------
Mid Cap Growth II                       8,137         3,133
-----------------------------------------------------------
Mid Cap Value                       1,472,913     1,354,632
-----------------------------------------------------------
Small Cap Growth                      282,287       283,540
-----------------------------------------------------------
Small Cap Value                       936,967       859,944
-----------------------------------------------------------
Strategic Small Value                   1,069           884
-----------------------------------------------------------
Value                                 820,147       356,587
-----------------------------------------------------------

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 2001, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                               (000)
---------------------------------------------------------------------------
PORTFOLIO                     COST   APPRECIATION   DEPRECIATION        NET
---------------------------------------------------------------------------
Equity                  $  512,021   $     54,382   $    (25,018)  $ 29,364
---------------------------------------------------------------------------
Mid Cap Growth           2,327,075        230,660       (485,574)  (254,914)
---------------------------------------------------------------------------
Mid Cap Growth II            3,957             92           (889)      (797)
---------------------------------------------------------------------------
Mid Cap Value            1,475,811        164,715       (247,277)   (82,562)
---------------------------------------------------------------------------
Small Cap Growth           279,561         28,927        (46,635)   (17,708)
---------------------------------------------------------------------------
Small Cap Value          1,120,086        151,709       (101,344)    50,365
---------------------------------------------------------------------------
Strategic Small Value        2,549            330           (207)       123
---------------------------------------------------------------------------
Value                    1,481,724        217,302        (70,719)   146,583
---------------------------------------------------------------------------

H. CAPITAL LOSS CARRY FORWARD. At March 31, 2001, the following Portfolio had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                                       EXPIRATION DATE
                                     SEPTEMBER 30, (000)
-------------------------------------------------------------
PORTFOLIO                        2003   2004   2007      2008
-------------------------------------------------------------
Value                             $--    $--    $--   $16,828
-------------------------------------------------------------

I. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included in interest income in the Statement of Operations in the amount of $11,000. For the six months ended March 31, 2001, the following Portfolios had security lending fees totaling:

-----------------------------------------------------------
PORTFOLIO                                             (000)
-----------------------------------------------------------
Equity                                                $  11
-----------------------------------------------------------
Value                                                   125
-----------------------------------------------------------

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at March 31, 2001, were as follows:

------------------------------------------------------------
                                     VALUE OF
                                      LOANED        VALUE OF
                                    SECURITIES    COLLATERAL
PORTFOLIO                             (000)            (000)
------------------------------------------------------------
Equity                               $ 28,285      $ 29,110
------------------------------------------------------------
Value                                 143,739       148,762
------------------------------------------------------------

The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund on the next business day.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable portfolio's expenses. Expense offsets appearing in the Statement of Operations include custodian balance credits totaling $255,000 for the six months ended March 31, 2001.

J. OTHER. At March 31, 2001, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

---------------------------------------------------------------
                                PERCENTAGE OF OWNERSHIP
                         --------------------------------------
                         INSTITUTIONAL     INVESTMENT   ADVISER
PORTFOLIOS                       CLASS          CLASS     CLASS
---------------------------------------------------------------
Equity                              --%            --%     69.1%
---------------------------------------------------------------
Mid Cap Growth                    43.9             --      68.2
---------------------------------------------------------------
Mid Cap Growth II                 83.0             --        --
---------------------------------------------------------------
Mid Cap Value                     14.4           10.0      50.1
---------------------------------------------------------------
Small Cap Growth                  44.2             --      95.4
---------------------------------------------------------------
Small Cap Value                     --             --      59.4
---------------------------------------------------------------
Strategic Small Value             40.6             --        --
---------------------------------------------------------------
Value                             27.4           98.6      94.7
---------------------------------------------------------------

                                             MAS FUNDS

[MORGAN STANLEY LOGO]

MAS Funds Trustees & Officers

The following is a list of the Trustees & the principal officers of the Fund & a brief statement of their present positions & principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Miller Anderson & Sherrerd, LP; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager & Head of the Fixed Income Investment Team, Miller Anderson & Sherrerd, LP.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, & formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG-Commerce Inc., Investor Force Holdings; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation & Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal & General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director & Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director & Chairman, CitiFunds, CitiSelect Folios & related portfolios; formerly Senior Vice President & Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund & the Landmark Funds; Director, Ministers & Missionaries Benefit Board of American Baptist Churches.

JAMES H. SCOTT, CFA*
Trustee; Principal & Equity Product Specialist, Miller Anderson & Sherrerd, LP; Director, Aid Association for Lutherans; Treasurer -- Board of Directors, Lutheran Theological Seminary at Philadelphia; Member, Engineering Foundation Advisory Council, University of Texas at Austin; formerly, Trustee, New England Funds.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal & Head of Mutual Fund Services, Miller Anderson & Sherrerd, LP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President & Treasurer, MAS Funds; Principal & Head of Fund Administration, Miller Anderson & Sherrerd, LP; formerly Manager, Internal Accounting & then Vice President & Director of Investment Accounting, PFPC, Inc.

RICHARD J. SHOCH
Secretary, MAS Funds; Vice President & Fund Administration Manager, Miller Anderson & Sherrerd, LP; Fund Compliance Officer, Miller, Anderson & Sherrerd, LP; formerly Fund Legal Administrator & then Counsel, Vice President & Assistant Secretary, SEI Corporation.

* Trustees Bennett & Scott are deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

This report must be preceded or accompanied by a prospectus.

MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

Date of first use June 1, 2001.

                      Morgan Stanley Investment Management
                         Miller Anderson & Sherrerd, LP

                                One Tower Bridge
                        West Conshohocken, PA 19428-2899
         Investment Adviser: (610) 940-5000 - MAS Funds: (800) 354-8185

                               Printed in U.S.A.
                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.

                                                                  929-eqann-0501